(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
STRATEGIC INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                19   THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       23   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              24   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     46   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    55   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    65   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            66


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997        PAST 1   LIFE OF
                                       YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL A   9.24%    50.64%

FIDELITY ADV STRATEGIC INCOME - CL A   4.05%    43.48%
 (INCL. MAX. 4.75% SALES CHARGE)

ML HIGH YIELD MASTER                   12.82%   50.64%

FIDELITY STRATEGIC INCOME COMPOSITE    9.38%    45.40%

MULTI-SECTOR INCOME FUNDS AVERAGE      8.77%    N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class A's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997        PAST 1   LIFE OF
                                       YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL A   9.24%    13.81%

FIDELITY ADV STRATEGIC INCOME - CL A   4.05%    12.08%
 (INCL. MAX. 4.75% SALES CHARGE)

ML HIGH YIELD MASTER                   12.82%   13.81%

FIDELITY STRATEGIC INCOME COMPOSITE    9.38%    12.55%

MULTI-SECTOR INCOME FUNDS AVERAGE      8.77%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980202 152924 S00000000000001
             FA Strategic Inc -CL A      ML High Yield Master
FID Strategic Inc. Blend
             00260                       ML002
F0097
  1994/10/31       9525.00                    10000.00
   10000.00
  1994/11/30       9572.77                     9914.94
    9928.76
  1994/12/31       9541.61                    10025.22
    9895.33
  1995/01/31       9648.07                    10166.88
    9967.29
  1995/02/28       9875.95                    10484.10
   10128.76
  1995/03/31      10019.24                    10630.00
   10308.98
  1995/04/30      10395.11                    10878.89
   10644.58
  1995/05/31      10786.33                    11218.77
   11080.01
  1995/06/30      10841.49                    11304.46
   11184.50
  1995/07/31      10928.59                    11433.70
   11225.57
  1995/08/31      10945.88                    11503.09
   11242.05
  1995/09/30      11140.78                    11634.70
   11441.55
  1995/10/31      11270.10                    11717.17
   11512.96
  1995/11/30      11395.97                    11831.55
   11676.89
  1995/12/31      11643.10                    12021.46
   11941.20
  1996/01/31      11903.52                    12211.32
   12135.01
  1996/02/29      11807.14                    12229.71
   11972.88
  1996/03/31      11769.08                    12196.49
   11975.48
  1996/04/30      11882.44                    12202.02
   12048.95
  1996/05/31      11965.00                    12290.02
   12109.72
  1996/06/30      12066.53                    12363.84
   12259.81
  1996/07/31      12139.29                    12447.78
   12391.49
  1996/08/31      12280.23                    12576.33
   12515.18
  1996/09/30      12655.98                    12846.16
   12802.46
  1996/10/31      12820.34                    12986.95
   12990.70
  1996/11/30      13070.06                    13249.51
   13283.23
  1996/12/31      13134.12                    13351.46
   13293.20
  1997/01/31      13219.11                    13454.07
   13312.76
  1997/02/28      13332.25                    13642.80
   13404.64
  1997/03/31      13039.49                    13491.28
   13216.99
  1997/04/30      13185.41                    13644.83
   13352.89
  1997/05/31      13527.89                    13916.32
   13646.39
  1997/06/30      13723.41                    14131.74
   13847.63
  1997/07/31      13993.25                    14470.87
   14130.54
  1997/08/31      13982.77                    14438.31
   14079.74
  1997/09/30      14323.34                    14684.83
   14352.31
  1997/10/31      14077.79                    14782.28
   14265.13
  1997/11/30      14198.55                    14914.67
   14387.85
  1997/12/31      14348.18                    15063.79
   14540.45
IMATRL PRASUN   SHR__CHT 19971231 19980202 152926 R00000000000041
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 1997, the value of the investment would have grown to $14,348 - a 43.48% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,064 - a 50.64% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Lehman Brothers Government Bond Index (30%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $14,540 - a 45.40% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,                     OCTOBER 31, 1994
                                                                           (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                           DECEMBER 31,

                              1997                       1996     1995     1994

DIVIDEND RETURN               7.20%                      7.65%    8.65%    0.97%

CAPITAL APPRECIATION RETURN   2.04%                       5.16%   13.37%   -0.80%

TOTAL RETURN                  9.24%                      12.81%   22.02%   0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                  MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE               11.82(CENTS)   41.79(CENTS)   78.97(CENTS)

ANNUALIZED DIVIDEND RATE          12.23%         7.24%          6.98%

30-DAY ANNUALIZED YIELD           N/A            -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.38 over the past one month, $11.45 over the past six months and $11.31 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.

ADVISOR STRATEGIC INCOME FUND - CLASS T
PERFORMANCE THE BOTTOM LINE (DAGGER)

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997        PAST 1   LIFE OF FUND
                                       YEAR

FIDELITY ADV STRATEGIC INCOME - CL T   9.33%    50.86%

FIDELITY ADV STRATEGIC INCOME - CL T   5.50%    45.58%
 (INCL. MAX. 3.50% SALES CHARGE)

ML HIGH YIELD MASTER                   12.82%   50.64%

FIDELITY STRATEGIC INCOME COMPOSITE    9.38%    45.40%

MULTI-SECTOR INCOME FUNDS AVERAGE      8.77%    N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class T's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997        PAST 1   LIFE OF
                                       YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL T   9.33%    13.87%

FIDELITY ADV STRATEGIC INCOME - CL T   5.50%    12.59%
 (INCL. MAX. 3.50% SALES CHARGE)

ML HIGH YIELD MASTER                   12.82%   13.81%

FIDELITY STRATEGIC INCOME COMPOSITE    9.38%    12.55%

MULTI-SECTOR INCOME FUNDS AVERAGE      8.77%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980202 155323 S00000000000001
             FA Strategic Inc -CL T      ML High Yield Master
FID Strategic Inc. Blend
             00638                       ML002
F0097
  1994/10/31       9650.00                    10000.00
   10000.00
  1994/11/30       9698.40                     9914.94
    9928.76
  1994/12/31       9666.83                    10025.22
    9895.33
  1995/01/31       9774.68                    10166.88
    9967.29
  1995/02/28      10005.55                    10484.10
   10128.76
  1995/03/31      10150.73                    10630.00
   10308.98
  1995/04/30      10531.53                    10878.89
   10644.58
  1995/05/31      10927.88                    11218.77
   11080.01
  1995/06/30      10983.77                    11304.46
   11184.50
  1995/07/31      11072.01                    11433.70
   11225.57
  1995/08/31      11089.52                    11503.09
   11242.05
  1995/09/30      11286.98                    11634.70
   11441.55
  1995/10/31      11418.00                    11717.17
   11512.96
  1995/11/30      11545.52                    11831.55
   11676.89
  1995/12/31      11795.90                    12021.46
   11941.20
  1996/01/31      12059.74                    12211.32
   12135.01
  1996/02/29      11962.09                    12229.71
   11972.88
  1996/03/31      11923.53                    12196.49
   11975.48
  1996/04/30      12038.38                    12202.02
   12048.95
  1996/05/31      12122.02                    12290.02
   12109.72
  1996/06/30      12224.89                    12363.84
   12259.81
  1996/07/31      12298.60                    12447.78
   12391.49
  1996/08/31      12441.38                    12576.33
   12515.18
  1996/09/30      12830.13                    12846.16
   12802.46
  1996/10/31      12997.13                    12986.95
   12990.70
  1996/11/30      13251.26                    13249.51
   13283.23
  1996/12/31      13315.91                    13351.46
   13293.20
  1997/01/31      13391.70                    13454.07
   13312.76
  1997/02/28      13518.64                    13642.80
   13404.64
  1997/03/31      13222.75                    13491.28
   13216.99
  1997/04/30      13371.63                    13644.83
   13352.89
  1997/05/31      13720.32                    13916.32
   13646.39
  1997/06/30      13919.62                    14131.74
   13847.63
  1997/07/31      14194.54                    14470.87
   14130.54
  1997/08/31      14185.26                    14438.31
   14079.74
  1997/09/30      14518.67                    14684.83
   14352.31
  1997/10/31      14282.39                    14782.28
   14265.13
  1997/11/30      14393.11                    14914.67
   14387.85
  1997/12/31      14558.12                    15063.79
   14540.45
IMATRL PRASUN   SHR__CHT 19971231 19980202 155325 R00000000000041
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 1997, the value of the investment would have grown to $14,558 - a 45.58% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,064 - a 50.64% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Lehman Brothers Government Bond Index (30%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $14,540 - a 45.40% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                              YEARS ENDED DECEMBER 31,                     OCTOBER 31, 1994
                                                                           (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                           DECEMBER 31,

                              1997                       1996     1995     1994

DIVIDEND RETURN               7.29%                      7.73%    8.65%    0.97%

CAPITAL APPRECIATION RETURN   2.04%                       5.16%   13.37%   -0.80%

TOTAL RETURN                  9.33%                      12.89%   22.02%   0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                  MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE               11.87(CENTS)   42.16(CENTS)   79.84(CENTS)

ANNUALIZED DIVIDEND RATE          12.29%         7.30%          7.06%

30-DAY ANNUALIZED YIELD           6.62%          -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.37 over the past one month, $11.45 over the past six months, and $11.31 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 9, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGES 7 AND 8 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.

ADVISOR STRATEGIC INCOME FUND - CLASS B
PERFORMANCE THE BOTTOM LINE (DAGGER)

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale is revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997             PAST 1   LIFE OF
                                            YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL B        8.60%    47.70%

FIDELITY ADV STRATEGIC INCOME - CL B        3.67%    44.70%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                        12.82%   50.64%

FIDELITY STRATEGIC INCOME COMPOSITE         9.38%    45.40%

MULTI-SECTOR INCOME FUNDS AVERAGE           8.77%    N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class B's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997             PAST 1   LIFE OF
                                            YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL B        8.60%    13.11%

FIDELITY ADV STRATEGIC INCOME - CL B        3.67%    12.38%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                        12.82%   13.81%

FIDELITY STRATEGIC INCOME COMPOSITE         9.38%    12.55%

MULTI-SECTOR INCOME FUNDS AVERAGE           8.77%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980202 153244 S00000000000001
             FA Strategic Inc -CL B      ML High Yield Master
FID Strategic Inc. Blend
             00639                       ML002
F0097
  1994/10/31      10000.00                    10000.00
   10000.00
  1994/11/30      10045.19                     9914.94
    9928.76
  1994/12/31       9993.77                    10025.22
    9895.33
  1995/01/31      10109.93                    10166.88
    9967.29
  1995/02/28      10342.97                    10484.10
   10128.76
  1995/03/31      10496.27                    10630.00
   10308.98
  1995/04/30      10883.14                    10878.89
   10644.58
  1995/05/31      11285.68                    11218.77
   11080.01
  1995/06/30      11326.35                    11304.46
   11184.50
  1995/07/31      11420.96                    11433.70
   11225.57
  1995/08/31      11431.98                    11503.09
   11242.05
  1995/09/30      11617.60                    11634.70
   11441.55
  1995/10/31      11755.36                    11717.17
   11512.96
  1995/11/30      11878.64                    11831.55
   11676.89
  1995/12/31      12127.76                    12021.46
   11941.20
  1996/01/31      12391.44                    12211.32
   12135.01
  1996/02/29      12283.74                    12229.71
   11972.88
  1996/03/31      12237.32                    12196.49
   11975.48
  1996/04/30      12347.83                    12202.02
   12048.95
  1996/05/31      12426.63                    12290.02
   12109.72
  1996/06/30      12525.39                    12363.84
   12259.81
  1996/07/31      12594.31                    12447.78
   12391.49
  1996/08/31      12733.18                    12576.33
   12515.18
  1996/09/30      13123.27                    12846.16
   12802.46
  1996/10/31      13286.86                    12986.95
   12990.70
  1996/11/30      13539.79                    13249.51
   13283.23
  1996/12/31      13599.52                    13351.46
   13293.20
  1997/01/31      13681.65                    13454.07
   13312.76
  1997/02/28      13803.67                    13642.80
   13404.64
  1997/03/31      13482.16                    13491.28
   13216.99
  1997/04/30      13638.86                    13644.83
   13352.89
  1997/05/31      13973.99                    13916.32
   13646.39
  1997/06/30      14181.74                    14131.74
   13847.63
  1997/07/31      14453.55                    14470.87
   14130.54
  1997/08/31      14423.79                    14438.31
   14079.74
  1997/09/30      14767.17                    14684.83
   14352.31
  1997/10/31      14518.78                    14782.28
   14265.13
  1997/11/30      14623.24                    14914.67
   14387.85
  1997/12/31      14469.60                    15063.79
   14540.45
IMATRL PRASUN   SHR__CHT 19971231 19980202 153247 R00000000000041
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by December 31, 1997, the value of the investment, including the effect of the contingent deferred sales charge, would have grown to $14,470 - a 44.70% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,064 - a 50.64% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Lehman Brothers Government Bond Index (30%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $14,540 - a 45.40% increase.



UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                                                           OCTOBER 31, 1994
                              YEARS ENDED DECEMBER 31,                     (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                           DECEMBER 31,

                              1997                       1996     1995     1994

DIVIDEND RETURN               6.58%                      7.00%    7.78%    0.84%

CAPITAL APPRECIATION RETURN   2.02%                       5.14%   13.57%   -0.90%

TOTAL RETURN                  8.60%                      12.14%   21.35%   -0.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                  MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE               11.25(CENTS)   38.38(CENTS)   72.42(CENTS)

ANNUALIZED DIVIDEND RATE          11.63%         6.64%          6.40%

30-DAY ANNUALIZED YIELD           6.18%          -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.39 over the past one month, $11.46 over the past six months, and $11.32 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. (dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 13, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGES 11 AND 12 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
ADVISOR STRATEGIC INCOME FUND - CLASS C
PERFORMANCE THE BOTTOM LINE (DAGGER)

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Class C's contingent deferred sales charge included in the one year total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997             PAST 1   LIFE OF
                                            YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL C        8.55%    47.61%

FIDELITY ADV STRATEGIC INCOME - CL C        7.55%    47.61%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                        12.82%   50.64%

FIDELITY STRATEGIC INCOME COMPOSITE         9.38%    45.40%

MULTI-SECTOR INCOME FUNDS AVERAGE           8.77%    N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Class C's returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997             PAST 1   LIFE OF
                                            YEAR     FUND

FIDELITY ADV STRATEGIC INCOME - CL C        8.55%    13.09%

FIDELITY ADV STRATEGIC INCOME - CL C        7.55%    13.09%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

ML HIGH YIELD MASTER                        12.82%   13.81%

FIDELITY STRATEGIC INCOME COMPOSITE         9.38%    12.55%

MULTI-SECTOR INCOME FUNDS AVERAGE           8.77%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980202 154640 S00000000000001
             FA Strategic Inc -CL C      ML High Yield Master
FID Strategic Inc. Blend
             00523                       ML002
F0097
  1994/10/31      10000.00                    10000.00
   10000.00
  1994/11/30      10040.92                     9914.94
    9928.76
  1994/12/31       9986.63                    10025.22
    9895.33
  1995/01/31      10103.43                    10166.88
    9967.29
  1995/02/28      10336.89                    10484.10
   10128.76
  1995/03/31      10490.99                    10630.00
   10308.98
  1995/04/30      10878.41                    10878.89
   10644.58
  1995/05/31      11281.55                    11218.77
   11080.01
  1995/06/30      11322.34                    11304.46
   11184.50
  1995/07/31      11416.95                    11433.70
   11225.57
  1995/08/31      11428.15                    11503.09
   11242.05
  1995/09/30      11614.14                    11634.70
   11441.55
  1995/10/31      11752.04                    11717.17
   11512.96
  1995/11/30      11875.70                    11831.55
   11676.89
  1995/12/31      12124.43                    12021.46
   11941.20
  1996/01/31      12388.64                    12211.32
   12135.01
  1996/02/29      12280.29                    12229.71
   11972.88
  1996/03/31      12233.85                    12196.49
   11975.48
  1996/04/30      12344.76                    12202.02
   12048.95
  1996/05/31      12423.74                    12290.02
   12109.72
  1996/06/30      12523.05                    12363.84
   12259.81
  1996/07/31      12592.39                    12447.78
   12391.49
  1996/08/31      12731.20                    12576.33
   12515.18
  1996/09/30      13122.19                    12846.16
   12802.46
  1996/10/31      13285.94                    12986.95
   12990.70
  1996/11/30      13539.30                    13249.51
   13283.23
  1996/12/31      13598.34                    13351.46
   13293.20
  1997/01/31      13680.79                    13454.07
   13312.76
  1997/02/28      13802.73                    13642.80
   13404.64
  1997/03/31      13480.38                    13491.28
   13216.99
  1997/04/30      13637.82                    13644.83
   13352.89
  1997/05/31      13973.52                    13916.32
   13646.39
  1997/06/30      14181.32                    14131.74
   13847.63
  1997/07/31      14453.68                    14470.87
   14130.54
  1997/08/31      14423.98                    14438.31
   14079.74
  1997/09/30      14768.14                    14684.83
   14352.31
  1997/10/31      14518.57                    14782.28
   14265.13
  1997/11/30      14605.77                    14914.67
   14387.85
  1997/12/31      14761.32                    15063.79
   14540.45
IMATRL PRASUN   SHR__CHT 19971231 19980202 154642 R00000000000041
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by December 31, 1997, the value of the investment, would have grown to $14,761 - a 47.61% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,064 - a 50.64% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe - did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Lehman Brothers Government Bond Index (30%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $14,540 - a 45.40% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                                                           OCTOBER 31, 1994
                              YEARS ENDED DECEMBER 31,                     (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                           DECEMBER 31,

                              1997                       1996     1995     1994

DIVIDEND RETURN               6.69%                      7.00%    7.78%    0.84%

CAPITAL APPRECIATION RETURN   1.86%                       5.14%   13.57%   -0.90%

TOTAL RETURN                  8.55%                      12.14%   21.35%   -0.06%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1997   PAST 1         LIFE OF
                                  MONTH          CLASS

DIVIDENDS PER SHARE               10.93(CENTS)   15.23(CENTS)

ANNUALIZED DIVIDEND RATE          11.33%         8.43%

30-DAY ANNUALIZED YIELD           N/A            -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.36 over the past one month, and $11.37 over the life of class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable, operating history. (dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 17, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGES 15 AND 16 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGERS' OVERVIEW


MARKET RECAP
The year that ended December 31,
1997, displayed the complexity and
variety of the world's financial
markets. The serenity of low interest
rates and subdued inflation that had
boosted a number of markets was
rudely interrupted in late October
when Asian markets stumbled
dramatically. Developed-market
government bonds benefited from this
crisis, as investors sought the
perceived safety of high-quality issues.
A strong U.S. dollar, however,
undermined gains for U.S.-based
investors in the Japanese and most
European markets. The Salomon
Brothers World Government Bond
Index, Unhedged - a measure of
government bond market
performance in developed nations -
returned just 0.23% for the period.
Inflation was well-controlled
throughout Europe, and bond prices in
countries such as Spain and Italy were
buoyed by steady progress toward
meeting the requirements for
membership in the European
Monetary Union (EMU). Unlike other
European currencies, the pound
sterling maintained its strength,
helping boost bond performance in
the United Kingdom. The Asian
volatility staggered emerging bond
markets in October and left lingering
concerns as the new year began. The
J.P. Morgan Emerging Markets Bond
Index returned 16.15% for the period.
Most of these gains were posted
during the first three quarters of the
year, boosted by low interest rates and
positive government reforms. A lack of
inflation, declining interest rates and
the late-year flight to quality boosted
bonds in the U.S., with the Lehman
Brothers Aggregate Bond Index
returning 9.65% in 1997.
NOTE TO SHAREHOLDERS: The following is an interview with John Carlson
(top), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from co-managers Curt Hollingsworth (top left) on U.S. government securities; Margaret Eagle (top right) on high-yield securities; Jonathan Kelly (bottom left) on foreign developed-market securities; and Brian Hogan (bottom right) on emerging-market investments.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the 12 months that ended December 31, 1997, the fund's Class A, Class T, Class B and Class C shares posted returns of 9.24%, 9.33%, 8.60% and 8.55%, respectively. The multi-sector income funds average, as tracked by Lipper Analytical Services, returned 8.77% during the period. The Merrill Lynch High Yield Master Index returned 12.82%.
Q. BRIAN, WHAT WAS THE CLIMATE LIKE FOR EMERGING-MARKET DEBT AND HOW DID THE FUND'S EMERGING-MARKET POSITIONS FARE?
B.H. From January through October, we saw the same favorable characteristics that buoyed these markets in 1996: continued economic reform, low interest rates and favorable credit spreads, which measure the premiums investors pay for global risk. While the fund typically has not had high exposures to Asian debt, the Asian currency crisis that peaked in late October also spread to both Latin America and Eastern Europe. Several Asian countries were forced to devalue their currencies and pressure was placed on large countries such as Brazil and Russia. The results of this crisis were largely negative, as global risk premiums went up. In terms of my strategy, I reduced some of the fund's corporate bond positions and added Brady bonds, which are dollar-denominated and issued by foreign governments. I also added to the fund's holdings in higher-quality countries such as Panama and Argentina. Relative to the index, the fund's underweighting in Brazil and overweighting in Mexico during the latter months of the period helped. Overweighted positions in Bulgaria and Ecuador, however, proved disappointing. The months ahead could be quite volatile. I'm concerned about Asia and will likely favor Brady bonds which are collateralized by U.S. government securities. Presidential elections in several countries will also be important and global economic growth should slow.
Q. TURNING TO YOU, CURT, HOW WOULD YOU CHARACTERIZE THE PERFORMANCE OF THE U.S. BOND MARKET OVER THE PAST 12 MONTHS?
C.H. Due mostly to falling interest rates, low inflation and moderate economic growth, the bond market had a good run in 1997. An interest-rate hike in March by the Federal Reserve Board proved to be one of the few obstacles to the bond market. Inflation - which has a negative effect on the bond market - was also nonexistent. From April through mid-September, encouraging economic data and the Fed's reluctance to raise rates further spurred a rally. The yield on the 30-year Treasury bond actually fell below the 6% mark in November and the bond market attracted some equity investors who had become concerned about Asian-related ramifications. Through the first half of 1997, the fund's mortgage-backed bonds performed well as low yield volatility, tightening credit spreads and low prepayment activity helped. In the second half of the year, I reduced the fund's mortgage-related positions, a strategy that helped as prepayment activity increased. When a mortgage holder prepays, he or she pays off the principal and interest of the mortgage before its actual due date. U.S. Treasuries were among the best performers toward the end of the period.
Q. HIGH-YIELD SECURITIES HAD A STRONG YEAR, MARGARET. WHAT FACTORS CONTRIBUTED TO THEIR PERFORMANCE?
M.E. A number of positive trends played a role. First, continued credit strength translated into very low default rates. The supply/demand scenario also was beneficial, as a record amount of new issuance hit this market and demand was more than strong enough to absorb the new supply. Assets came into the high-yield market from a variety of sources, including mutual funds and pension plans. Managers of collateralized bond obligations - which are structured pools of high-yield bonds - were also voracious buyers. Interwoven within this backdrop were two other themes: a solid economy and increased merger and acquisition activity. Much of this positive consolidation involved lower-quality companies being bought by higher-quality companies. The fund's telecommunications investments - notably Brooks Fiber and PanAmSat - were positive contributors to overall performance. Supermarket-related bonds also played a key role. Ralph's Grocery Co. and Smith Foods - the latter of which the fund no longer held at the end of the period - both performed well after being acquired. Pathmark Stores, however, was an exception as the chain ran into some competitive problems. Going forward, with the expectation that U.S. economic growth will slow, I've positioned the fund to avoid economically sensitive groups such as paper and chemicals. As long as default rates remain relatively low, the high-yield market should maintain its attractiveness.
Q. JONATHAN, WHAT WAS THE STORY WITH THE DEVELOPED, GLOBAL BOND
MARKETS?
J.K. In Europe, the drive toward a common currency benefited some of the high-yielding countries - such as Italy and Spain - as it became increasingly likely that they would be included in the first round of the European Monetary Union process. The U.K. was one of the better-performing markets due mostly to a relatively tight monetary policy and a strong currency. Canadian bonds also fared well as interest rates fell and the Canadian dollar only depreciated modestly against the U.S. dollar. As for the disappointments, France, Germany and Japan all suffered losses due to weak currencies. Going forward, I'm fairly cautious. Yields are quite low around the world, which means that the returns from this portion of the portfolio will be largely determined by currency movements. The dollar's strength will be a key performance factor: Continued strength would be a drag on performance, while weakness would be beneficial.
Q. TURNING BACK TO YOU, JOHN, WHAT'S YOUR OUTLOOK?
J.C. With all that has gone on in recent months, I'm certainly concerned. While global volatility has been alarming, one bright spot may be that the dislocation, or downward re-pricing of certain emerging-market debt securities, may present ample opportunities. Shareholders should expect a continuation of the same disciplined investment approach that helped the fund weather the last quarter of 1997. I'll keep a close eye on risk, credit spreads and interest rates as they relate to the portfolio.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON EXPLORES THE
"CONTAGION EFFECT":
"With the Southeast Asian turmoil
we've witnessed recently, the phrase
`contagion' has become part of the
markets' daily language. Contagion
refers to both the real and
psychological effects that impact
investor behavior within or across
markets. There are a number of catchy
phrases that describe this link
between markets, such as `when the
U.S. economy sneezes, Mexico catches
a cold.'
"Asian contagion - beginning last year
as a currency crisis in Thailand - is
another example. As speculation
against the sustainability of Thailand's currency regime increased, Thai authorities devalued the country's currency. Pressure spilled over to other
Southeast Asian countries, resulting in
a wave of competitive currency
devaluations in Indonesia, the
Philippines and Singapore. Investors
wondered where it would stop, and
this uncertainty spread to both Brazil
and Russia.
"But the contagion wasn't limited to
currency pressures. Investors suffering
losses in Southeast Asian markets took
profits in equity positions in other
regions. This compounded the
downward pressure on many
currencies, resulting in additional
selling of exposure. Stock markets in
emerging countries - such as
Argentina - suffered major losses, as
did those in Hong Kong. The effects of
such developments will be slower global
economic growth, which has led to
concerns about U.S. and other
developed-country growth rates in the
year ahead."
FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
as a secondary objective, the
fund may also seek capital
appreciation
START DATE: October 31, 1994
SIZE: as of December 31,
1997, more than $184 million
MANAGERS: John Carlson, lead
manager, since 1996; Curtis
Hollingsworth, U.S. government
investments, since February
1997; Margaret Eagle,
high-yield investments, since
1996; Jonathan Kelly,
developed foreign market
investments, since 1996; and
Brian Hogan, emerging
market investments, since
September 1997
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF DECEMBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE HOLDINGS
                                                          6 MONTHS AGO

FANNIE MAE                                 7.7            5.4

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   5.9            7.5

U.S. TREASURY                              5.3            11.7

FREDDIE MAC                                4.1            0.4

GOVERNMENT TRUST CERTIFICATES              3.2            0.2


TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

MEDIA & LEISURE      12.6           12.3

UTILITIES            12.1           6.1

FINANCE              4.0            4.9

RETAIL & WHOLESALE   2.8            4.0

TECHNOLOGY           2.4            1.5

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA, AA, A          4    40.8
                    2
                    .
                    3

BA                  8    7.3
                    .
                    9

B                   2    27.9
                    7
                    .
                    7

CAA, CA, C          3    3.9
                    .
                    7

NOT RATED           4    7.1
                    .
                    2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31,1997 AND JUNE 30, 1997 ACCOUNT FOR 4.2% AND 7.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997 * AS OF JUNE 30, 1997 **

CORPORATE BONDS 33.7%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS 28.7%
FOREIGN GOVERNMENT
OBLIGATIONS 21.6%
STOCKS 9.9%
OTHER 2.8%
SHORT-TERM
INVESTMENTS 3.3%
CORPORATE BONDS 35.2%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS 26.7%
FOREIGN GOVERNMENT
OBLIGATIONS 21.6%
STOCKS 5.6%
OTHER 3.5%
SHORT-TERM
INVESTMENTS 7.4%
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 9.9
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 28.7
ROW: 1, COL: 6, VALUE: 33.7
ROW: 1, COL: 1, VALUE: 7.4
ROW: 1, COL: 2, VALUE: 3.5
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 26.7
ROW: 1, COL: 6, VALUE: 35.2
* FOREIGN
 INVESTMENTS 30.1%
** FOREIGN
 INVESTMENTS 29.9%
INVESTMENTS DECEMBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 33.7%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Tecnomatix Technologies Ltd.
5 1/4%, 8/15/04 (f)  - $ 250,000 $ 252,813
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)   -  10,000  9,600
TOTAL CONVERTIBLE BONDS   262,413
NONCONVERTIBLE BONDS - 33.6%
AEROSPACE & DEFENSE - 0.6%
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  80,000  80,000
K&F Industries, Inc. 9 1/4%, 10/15/07 (f)  B3  90,000  92,925
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  750,000  750,000
Wyman-Gordon Co. 8%, 12/15/07  Ba2  90,000  90,675
  1,013,600
BASIC INDUSTRIES - 1.4%
CHEMICALS & PLASTICS - 0.3%
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  20,000  21,725
Koppers Industries, Inc. 9 7/8%, 12/1/07 (f)  B2  260,000  267,475
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  190,000  193,800
  483,000
IRON & STEEL - 0.1%
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  140,000  134,400
METALS & MINING - 0.1%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  70,000  74,550
PACKAGING & CONTAINERS - 0.0%
Fonda Group, Inc. 9 1/2%, 3/1/07  B3  60,000  57,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.9%
APP Finance II Mauritius Ltd. euro 12%, 3/15/04  B3 $ 350,000 $
301,000
APP Finance II Mauritius Ltd. 12%, 3/15/04  B3  500,000  430,000
Container Corp. of America:
 gtd. 9 3/4%, 4/1/03  B1  210,000  224,175
 gtd. 11 1/4%, 5/1/04  B1  50,000  54,625
 10 3/4%, 5/1/02  B1  70,000  76,125
Florida Coast Paper Co. LLC\Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  Caa  170,000  180,200
PEN-TAB Industries, Inc. 10 7/8%, 2/1/07  B3  330,000  318,450
Stone Container Corp. 11 7/8%, 8/1/16  B2  110,000  117,700
  1,702,275
TOTAL BASIC INDUSTRIES   2,451,225
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE - 0.0%
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  33,000  37,455
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  150,000  158,250
CONSUMER ELECTRONICS - 0.1%
Sharp do Brazil Industry Equipment Electric
9 5/8%, 10/30/05 (Reg.)  -  250,000  215,000
HOME FURNISHINGS - 0.0%
Sealy Mattress Co.:
 0%, 12/15/07 (d)(f)  B3  70,000  42,350
 9 7/8%, 12/15/07 (f)  B3  60,000  61,500
  103,850
TEXTILES & APPAREL - 0.5%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  370,000  389,425
Polymer Group, Inc. 9%, 7/1/07  B2  220,000  220,000
Worldtex, Inc. 9 5/8%, 12/15/07 (f)  B1  210,000  215,250
  824,675
TOTAL DURABLES   1,301,775
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.8%
OIL & GAS - 0.8%
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3 $ 340,000 $ 373,150
KCS Energy, Inc. 11%, 1/15/03  B1  240,000  262,800
Petroleos Mexicanos 9 1/2%, 9/15/27  BB  150,000  149,250
Southwest Royalties, Inc. 10 1/2%,
10/15/04 (f)  B3  70,000  69,300
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  328,500
Vintage Petroleum, Inc. 9%, 12/15/05  B1  320,000  336,800
  1,519,800
FINANCE - 3.8%
ASSET-BACKED SECURITIES - 0.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  970,000  1,083,975
Premier Auto Trust 4.90%, 12/15/98  Aaa  15,476  15,433
Sears Credit Account Master Trust II
7%, 1/15/04  Aaa  200,000  202,874
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  30,000  30,047
  1,332,329
BANKS - 2.0%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (i)  Aa1 JPY 100,000  814,704
European Investment Bank euro
6 3/4%, 5/10/01 (i)  Aaa JPY 55,000  501,020
Export-Import Bank of Japan euro
4 3/8%, 10/1/03 (i)  Aaa JPY 250,000  2,216,663
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa2 GBP 75,000  125,835
  3,658,222
CREDIT & OTHER FINANCE - 0.7%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  110,000  108,350
Digital Television Services LLC/DTS Capital, Inc.
12 1/2%, 8/1/07 (f)  B3  360,000  403,200
General Electric Capital Corp. 6 1/2%, 2/8/99 Aaa SEK 500,000 63,693 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Netia Holdings BV 0%, 11/1/07 (f)  B3 $ 290,000 $ 165,300
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  90,000  98,100
Trench Electric SA/Trench, Inc.
10 1/4%, 12/15/07 (f)  B3  200,000  203,500
Winstar Equipment II Corp.
12 1/2%, 3/15/4 (f)  -  145,000  161,675
  1,203,818
SAVINGS & LOANS - 0.4%
First Nationwide:
 Holdings, Inc. 10 5/8%, 10/1/03  Ba3  480,000  536,400
 Parent Holdings Ltd. 12 1/2%, 4/15/03  B3  70,000  79,625
  616,025
TOTAL FINANCE   6,810,394
HEALTH - 1.3%
DRUGS & PHARMACEUTICALS - 0.2%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  Aa3 GBP 25,000  45,718
Leiner Health Products, Inc. 9 5/8%, 7/1/07  B3  50,000  53,250
Pharmaceutical Fine Chemical SA
9 3/4%, 11/15/07 (f)  B3  190,000  192,850
  291,818
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3  280,000  294,000
MEDICAL FACILITIES MANAGEMENT - 0.9%
Integrated Health Services, Inc.:
9 1/2%, 9/15/07 (f)  B2  305,000  321,775
 9 1/4%, 1/15/08 (f)  B2  320,000  326,400
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  50,000  51,625
Paracelsus Healthcare Corp. 10%, 8/15/06  B3  120,000  122,700
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1 $ 170,000 $ 172,975
 8 5/8%, 1/15/07  Ba3  540,000  556,200
Vencor, Inc. 8 5/8%, 7/15/07  B1  110,000  109,725
  1,661,400
TOTAL HEALTH   2,247,218
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 0.7%
Amphenol Corp. 9 7/8%, 5/15/07  B2  80,000  84,400
Echostar Communications Corp. secured discount
0%, 6/1/04 (d)  B2  320,000  292,800
L-3 Communications Corp. 10 3/8%, 5/1/07  B2  80,000  86,800
Motors & Gears, Inc.:
 10 3/4%, 11/15/06  B3  150,000  159,000
 10 3/4%, 11/15/06 (f)  B3  260,000  276,250
Omnipoint Corp., Series A 11 5/8%, 8/15/06  B3  320,000  338,400
Rayovac Corp. 10 1/4%, 11/1/06  B3  90,000  98,100
  1,335,750
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Continental Global Group, Inc. 11%, 4/1/07  B2  510,000  543,150
Goss Graphic System, Inc. 12%, 10/15/06  B2  710,000  802,300
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  80,000  86,600
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  500,000  541,250
  1,973,300
POLLUTION CONTROL - 0.4%
Allied Waste North America 10 1/4%, 12/1/06  B2  590,000  647,525
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,956,575
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 7.0%
BROADCASTING - 5.1%
Adelphia Communications Corp.:
9 1/4%, 10/1/02  B3 $ 280,000 $ 285,950
 9 1/2%, 2/15/04  B3  1,226,328  1,202,938
 9 7/8%, 3/1/07  B3  450,000  475,875
Benedek Communications Corp. 0%,
5/15/06 (d)  B3  140,000  106,400
Capstar Broadcasting Partners, Inc.
9 1/4%, 7/1/07  B2  180,000  185,175
Chancellor Media Corp. 8 3/4%,
6/15/07 (Los Angeles)  B3  20,000  20,350
Charter Communications LP/Charter
 Communications Southeast Capital
 Corp. 11 1/4%, 3/15/06  B3  25,000  27,500
Citadel Broadcasting Co. 10 1/4%, 7/1/07 (f)  B3  380,000  411,350
Diamond Cable Communications PLC yankee
0%, 12/15/05 (d)  B3  680,000  530,400
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (d)  B3  540,000  454,950
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  450,000  488,250
Frontier Vision Holdings LP/Frontier Vision
Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  100,000  71,750
Grupo Televisa SA de CV yankee 0%,
5/15/08 (d)  Ba2  425,000  318,750
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  520,000  577,850
International Cabletel, Inc. 0%, 2/1/06 (d)  B3  280,000  218,400
Lenfest Communications, Inc. 8 3/8%, 11/1/05  Ba3  90,000  92,813
NTL, Inc. 10%, 2/15/07  B3  700,000  736,750
Orion Network Systems, Inc.:
11 1/4%, 1/15/07  B2  480,000  542,400
 0%, 1/15/07 (d)  B2  230,000  170,775
Pegasus Communications Corp. 9 5/8%,
10/15/05 (f)  B3  20,000  20,400
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  510,000  561,000
TCI Communications Financing III
9.65%, 3/31/27  Ba3  290,000  334,588
Telewest PLC 0%, 10/1/07 (d)  B1  1,240,000  961,000
UIH Australia/Pacific, Inc.:
 Series B, 0%, 5/15/06 (d)  B2  480,000  316,800
 0%, 5/15/06 (d)(f)  B2  170,000  112,200
  9,224,614
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.8%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2 $ 130,000 $ 134,875
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  500,000  542,500
Hollywood Theaters, Inc. 10 5/8%, 8/1/07 (f)  B3  190,000  201,875
Livent, Inc. 9 3/8%, 10/15/04 (f)  B1  50,000  50,000
Regal Cinemas, Inc. 8 1/2%, 10/1/07  B1  60,000  60,450
Viacom, Inc. 8%, 7/7/06  B1  494,000  495,853
  1,485,553
LEISURE DURABLES & TOYS - 0.2%
E&S Holdings Corp. 10 3/8%, 10/1/06  Caa  290,000  266,075
Leslie's Poolmart, Inc. 10 3/8%, 7/15/04  B2  90,000  93,150
  359,225
LODGING & GAMING - 0.5%
American Skiing Co. 12%, 7/15/06  B3  30,000  33,225
HMH Properties, Inc. 8 7/8%, 7/15/07  Ba3  320,000  335,200
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  410,000  438,700
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  30,000  30,900
  838,025
PUBLISHING - 0.2%
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  110,000  115,500
Perry Judds, Inc. 10 5/8%, 12/15/07 (f)  B3  60,000  62,100
Sun Media Corp. yankee:
 9 1/2%, 2/15/07  B3  70,000  75,250
 9 1/2%, 5/15/07  B3  40,000  43,000
Transwestern Holdings LP/TWP Capital Corp.
0%, 11/15/08 (d)(f)  B3  50,000  30,000
Transwestern Publishing Co. LP/TWP Capital
 Corp. 9 5/8%, 11/15/07 (f)  B2  70,000  72,800
  398,650
RESTAURANTS - 0.2%
SC International Services, Inc. 9 1/4%,
9/1/07 (f)  B2  300,000  309,000
TOTAL MEDIA & LEISURE   12,615,067
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 1.0%
FOODS - 0.9%
Del Monte Foods Co. 0%, 12/15/07 (f)  Caa $ 190,000 $ 108,775
Fresh Del Monte Produce NV 10%, 5/1/03  B2  148,000  154,660
Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  1,300,000  1,355,250
  1,618,685
TOBACCO - 0.1%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  200,000  208,500
TOTAL NONDURABLES   1,827,185
RETAIL & WHOLESALE - 2.7%
GENERAL MERCHANDISE STORES - 0.1%
Jitney-Jungle Stores America, Inc.
10 3/8%, 9/15/07  B3  140,000  144,900
GROCERY STORES - 2.4%
Fleming Companies, Inc.:
 10 1/2%, 12/1/04 (f)  B3  110,000  115,225
 10 5/8%, 7/31/07 (f)  B3  160,000  168,800
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  909,082  1,071,753
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa  890,000  727,575
 12 5/8%, 6/15/02  Caa  20,000  16,350
 9 5/8%, 5/1/03  Caa  330,000  304,013
Ralph's Grocery Co. 11%, 6/15/05  B3  1,210,000  1,376,375
Star Markets, Inc. 13%, 11/1/04  B3  320,000  362,400
Supermercados Norte:
 10 7/8%, 2/9/04 (f)  B1  150,000  142,125
 10 7/8%, 2/9/04  B1  100,000  94,750
  4,379,366
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Color Spot Nurseries, Inc. 10 1/2%,
12/15/07 (f)  Caa  150,000  151,688
J Crew Operating Corp. 10 3/8%,
10/15/07 (f)  B3  180,000  156,600
  308,288
TOTAL RETAIL & WHOLESALE   4,832,554
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - 0.8%
GOVERNMENT SERVICES - 0.2%
Queensland Treasury Corp. 8%, 5/14/03 Aaa AUD 550,000 $ 390,729 LEASING & RENTAL - 0.2%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  400,000  390,000
PRINTING - 0.4%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  710,000  717,100
TOTAL SERVICES   1,497,829
TECHNOLOGY - 1.8%
COMMUNICATIONS EQUIPMENT - 0.3%
Intermedia Communications, Inc.
8 1/2%, 1/15/08 (f)  B2  300,000  300,000
Jordan Telecommunication Products, Inc.
9 7/8%, 8/1/07  B3  200,000  203,250
  503,250
COMPUTER SERVICES & SOFTWARE - 0.5%
Concentric Network Corp. 12 3/4%,
12/15/07 unit (f)  -  490,000  503,475
DecisionOne Corp. 9 3/4%, 8/1/07  B3  300,000  307,500
DecisionOne Holdings Corp. 0%,
8/1/08 unit (d)  Caa  200,000  128,000
  938,975
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Dictaphone Corp. 11 3/4%, 8/1/05  Caa  190,000  182,400
ELECTRONIC INSTRUMENTS - 0.3%
High Voltage Engineering Corp. 10 1/2%,
8/15/04 (f)   B3  240,000  250,200
Therma-Wave 10 5/8%, 5/15/04  B2  300,000  303,000
  553,200
ELECTRONICS - 0.6%
Communications Instruments, Inc. 10%, 9/15/04 (f)  B3  110,000
112,200
Details Holdings Corp. 0%, 11/15/07 (d)(f)  Caa  260,000  152,100
Details, Inc. 10%, 11/15/05 (f)  B3  240,000  246,600
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Stellex Industries, Inc. 9 1/2%, 11/1/07 (f)  B3 $ 400,000 $ 404,000
ViaSystems, Inc. 9 3/4%, 6/1/07  B3  150,000  154,875
  1,069,775
TOTAL TECHNOLOGY   3,247,600
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Kitty Hawk, Inc. 9.95%, 11/15/04 (f)  B1  310,000  319,300
UTILITIES - 9.3%
CELLULAR - 4.0%
Dial Call Communications, Inc. 0%,
4/15/04 (d)  B3  480,000  458,400
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,134,750
Globalstar LP/Globalstar Capital C Corp.:
11 3/8%, 2/15/04  B3  100,000  101,000
 11 1/4%, 6/15/04  B3  330,000  330,825
 10 3/4%, 11/1/04 (f)  B3  400,000  389,000
McCaw International Ltd. 0%, 4/15/07 (d)  CCC  1,753,000  1,016,740
Metrocall, Inc. 9 3/4%, 11/1/07 (f)  B3  110,000  108,900
Microcell Telecommunications, Inc. 0%,
6/1/06 (d)  B3  120,000  81,000
Millicom International Cellular SA 0%,
6/1/06 (d)  B3  1,170,000  854,100
Nextel Communications, Inc.:
 0%, 9/1/03 (d)  B3  1,190,000  1,178,100
 0%, 9/15/07 (d)(f)  B3  513,000  324,473
 0%, 10/31/07 (d)(f)  B3  370,000  224,313
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  130,000  111,150
Teligent, Inc. 11 1/2%, 12/1/07  Caa  260,000  260,650
Telesystem International Wireless, Inc.:
 0%, 6/30/07 (d)(f)  Caa  780,000  487,500
 0%, 11/1/07 (d)(f)  Caa  120,000  66,600
  7,127,501
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 5.3%
American Communications Services, Inc.:
0%, 11/1/05 (d)  - $ 280,000 $ 221,200
 0%, 4/1/06 (d)  -  450,000  345,375
 13 3/4%, 7/15/07 (f)  -  280,000  331,100
Brooks Fiber Properties, Inc.:
 0%, 11/1/06 (d)  -  310,000  248,000
 10%, 6/1/07  -  110,000  125,950
GCI, Inc. 9 3/4%, 8/1/07  B2  100,000  104,000
GST Equipment Funding, Inc. 13 1/4%, 5/1/07  -  400,000  456,000
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  370,000  386,650
GST USA, Inc. 0%, 12/15/05 (d)  -  70,000  53,550
Hermes Europe Railtel BV 11 1/2%,
8/15/07 (f)  B3  170,000  188,700
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  B  360,000  261,000
 12 1/4%, 9/1/04  B  260,000  285,350
ITC Deltacom, Inc. 11%, 6/1/07  B2  240,000  261,000
Interamericas Communications Corp. 14%,
10/27/07 unit (f)  -  230,000  230,000
McLeodUSA, Inc. 9 1/4%, 7/15/07 (f)  B3  310,000  323,175
Netia Holdings BV 10 1/4%, 11/1/07 (f)  B3  290,000  278,400
NEXTlink Communications, Inc.:
12 1/2%, 4/15/06  B3  1,210,000  1,379,400
 9 5/8%, 10/1/07  B3  150,000  154,500
Qwest Communications, International, Inc.:
10 7/8%, 4/1/07  B2  370,000  418,100
 0%, 10/15/07 (d)(f)  B2  620,000  421,600
RSL Communications Ltd./RSL Communications PLC
12 1/4%, 11/15/06  Caa  510,000  548,250
Source Media, Inc. 12%, 11/1/04 (f)  B3  110,000  110,000
Teleport Communications Group, Inc.:
9 7/8%, 7/1/06  B1  110,000  123,750
 0%, 7/1/07 (d)  B1  1,210,000  992,200
Transtel SA 12 1/2%, 11/1/07 (f)  B2  100,000  94,750
Tricom SA 11 3/8%, 9/1/04 (f)  B2  125,000  121,250
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Communications, Inc.:
 0%, 10/15/05 (d)  Caa $ 160,000 $ 125,600
 14 1/2%, 10/15/05  Caa  440,000  580,800
Winstar Equipment 12 1/2%, 3/15/04  B3  310,000  347,975
  9,517,625
TOTAL UTILITIES   16,645,126
TOTAL NONCONVERTIBLE BONDS   60,322,703
TOTAL CORPORATE BONDS
(Cost $59,300,136)   60,585,116
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 17.5%
U.S. TREASURY OBLIGATIONS - 5.3%
9%, 11/15/18  Aaa  4,420,000  5,971,155
7 5/8%, 2/15/25  Aaa  2,850,000  3,458,732
  9,429,887
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
Fannie Mae 5.80%, 12/10/03  Aaa  5,000,000  4,960,150
Federal Farm Credit System Financial
Assistance Corp. 6.66%, 12/26/06  Aaa  1,000,000  1,039,370
Freddie Mac:
 6 3/4%, 4/5/04  Aaa  870,000  905,209
 7.70%, 9/20/04  Aaa  800,000  872,248
 5.825%, 2/09/06  Aaa  5,000,000  4,930,450
Government Loan Trusts (assets of Trust guaranteed
by U.S. Government through Agency for
International Development) 8 1/2%, 4/1/06 Aaa 200,000 220,628 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  5,062,511  5,387,321
  Class 2-E, 9.40%, 5/15/02  Aaa  187,394  199,063
  Class 3-T, 9 5/8%, 5/15/02  Aaa  80,625  85,606
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of
 Trust guaranteed by U.S. Government
 through Export-Import Bank) Series 1997-A,
 6.104%, 7/15/03  Aaa $ 1,100,000 $ 1,100,990
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  741,000  758,034
State of Israel (guaranteed by U.S.
 Government through Agency
 for International Development):
 7 1/8%, 8/15/99  Aaa  151,000  154,094
  0%, 11/15/01  Aaa  1,335,000  1,067,637
U.S. Department of Housing and Urban
 Development Government guaranteed
 participation certificates
 Series 1995-A, 8.27%, 8/1/03  Aaa  210,000  231,836
   21,912,636
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,037,099)   31,342,523
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 11.2%
FREDDIE MAC - 0.4%
8 1/2%, 3/1/20   Aaa  506,425  534,259
6%, 12/1/07  . Aaa  99,026  98,491
  632,750
FANNIE MAE - 4.9%
5 1/2%, 5/1/11 to 8/1/11  Aaa  909,554  880,374
6%, 4/1/01 to 1/1/26  Aaa  3,619,512  3,572,605
6 1/2%, 5/1/08 to 2/1/26  Aaa  2,446,073  2,426,839
7 1/2%, 8/1/27  Aaa  951,085  973,369
8%, 1/1/28   Aaa  1,000,000  1,035,625
  8,888,812
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.9%
6%, 1/15/09 to 5/15/09  Aaa  1,185,936  1,179,176
6 1/2%, 4/15/26 to 5/15/26  Aaa  956,907  947,033
7%, 9/15/25 to 11/15/27  Aaa  1,954,398  1,970,291
7 1/2%, 2/15/22 to 2/15/27  Aaa  4,366,683  4,476,805
8%, 3/15/27  Aaa  992,774  1,029,070
11%, 2/15/16 to 10/15/18  Aaa  756,492  863,508
11 1/2%, 3/15/10  Aaa  113,780  129,417
  10,595,300
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $19,664,416)   20,116,862
COMMERCIAL MORTGAGE SECURITIES - 0.0%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99 (Cost $1,902)  Baa3 $ 1,888 $ 1,888
FOREIGN GOVERNMENT OBLIGATIONS (J) - 21.6%
Argentinian Republic:
 Bote 11 3/8%, 4/3/00   Ba3  2,145  742
 Brady:
  discount euro 6 5/8%, 3/31/23 (h)  Ba3  800,000  662,500
  par euro 5 1/2%, 3/31/23 (e)  Ba3  2,390,000  1,752,169
 global bond:
  11 3/8%, 1/30/17  Ba3  275,000  300,850
  11 3/8%, 1/30/17  Ba3  220,000  240,680
  9 3/4%, 9/19/27  Ba3  499,000  478,104
 11 3/4%, 2/12/07  Ba3 ARS 130,000  122,223
 11 3/4%, 2/12/07 (f)  Ba3 ARS 250,000  235,045
Austrian Republic euro 4 1/2 %, 9/28/05 (i)  Aaa JPY 120,000
1,100,333
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank)
 interest notes 6.7188%, 12/15/15 (f)(g)  Ba2  1,280,333  901,034
Belgian Kingdom:
 8 3/4%, 6/25/02 (i)  Aa1 BEF 24,000  746,300
 7 1/2%, 7/29/08 (i)  Aa1 BEF 3,000  93,619
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  2,326,128  1,828,918
  debt conversion bond euro
   6 3/4%, 4/15/12 (h)  B1  1,550,000  1,178,000
  discount euro 6 5/8%, 4/15/24 (h)  B1  250,000  204,063
  par 5 1/4%, 4/15/24 (e)  B1  300,000  216,188
 global bond 10 1/8%, 5/15/27  B1  327,000  306,563
 IDU euro 6 5/8%, 1/1/01 (h)  B1  157,000  149,386
Bulgarian Republic:
 Brady discount 6 7/8%, 7/28/24 (h)  B2  775,000  596,750
 FLIRB A 2 1/4%, 7/28/12 (h)  B2  1,725,000  1,050,094
 6.0625%, 7/28/11  B2  325,000  237,656
Canadian Government 9%, 12/1/04  Aa1 CAD 1,550,000  1,294,820
City of Buenos Aires:
 euro 10 1/2%, 5/28/04  B1  200,000  173,033
 11 1/4%, 4/11/07 (f)  B1  250,000  258,750
Danish Kingdom Bullet:
 6%, 12/10/99  Aaa DKK 700,000  104,940
 9%, 11/15/00  Aaa DKK 400,000  64,795
 8%, 5 /15/03  Aaa DKK 2,700,000  445,447
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Dutch Government:
 8 3/4%, 5/1/00  AAA NLG 800,000 $ 431,364
 5 3/4%, 1/15/04  AAA NLG 1,100,000  562,457
 7%, 6/15 /05  AAA NLG 260,000  142,362
Ecuador Republic:
 Brady par euro 3 1/2%, 2/28/25 (e)  B1  825,000  454,781
 Brady past due interest euro 6.6875%,
  2/28/15 (bearer)(h)  B1  694,412  453,972
 11 1/4%, 4/25/02 (f)  B1  455,000  470,925
French Government:
 OAT 9 1/2%, 1/25/01  Aaa FRF 9,700,000  1,834,538
 8 1/2%, 12/26/12  Aaa FRF 3,600,000  773,610
German Federal Republic:
 7 3/4%, 2/21/00  Aaa DEM 1,050,000  624,220
 8 3/8%, 5/21/01  Aaa DEM 2,100,000  1,302,269
Italian Government:
 12 1/2%, 1/1/98 (i)  Aa3 ITL 1,500,000  841,977
 12%, 1/1/03 (i)  Aa ITL 1,200,000  873,824
Italian Republic 9 1/2%, 1/1/05 (i)  Aa3 ITL 1,200,000  832,379
Kazakhstan Republic 8 3/8%, 10/2/02  Ba3  300,000  267,750
Mexico Value recovery rights 6/30/03:
discount A  -  729,000  -
 discount B  -  967,000  -
Panamanian Republic Brady:
 interest reduction bond euro
  3 3/4%, 7/17/14 (h)  Ba1  250,000  191,406
 past due interest euro
  6.5625%, 7/17/19 (d)  Ba1  1,129,843  920,822
Peruvian Republic:
 Brady FLIRB:
  3 1/4%, 3/7/17 (f) (h)  B2  500,000  296,563
  3 1/4%, 3/7/17 (h)  B2  965,000  572,366
 past due interest 4%, 3/7/17 (f) (h)  B2  490,000  320,338
Russian Government:
 euro 10%, 6/26/07  Ba2  200,000  184,750
 9 1/4%, 11/27/01  Ba2  310,000  295,275
Spanish Kingdom:
 11.45%, 8/30/98 (i)  Aa2 ESP 15,000  102,513
 10 1/4%, 11/30/98 (i)  Aa2 ESP 40,000  275,257
 10.90%, 8/30/03 (i)  Aa2 ESP 90,000  750,645
Swedish Kingdom 10 1/4%, 5/5 /03  Aa1 SEK 4,700,000  713,533
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 2,700,000  1,660,234
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
United Kingdom, Great Britain & Northern Ireland:
10%, 2/26/01  Aaa GBP 400,000 $ 718,568
 9 3/4%, 8/2 7/02  Aaa GBP 150,000  277,668
 8 1/2%, 7/16/07  Aaa GBP 700,000  1,326,417
United Mexican States:
 Brady:
  discount A, 6 1/4%, 12/31/19 (h)  Ba2  475,000  439,078
  discount B, 6 1/4%, 12/31/19 (h)  Ba2  630,000  582,356
  par A 6 1/4%, 12/31/19 unit  Ba2  600,000  500,250
  6 1/4%, 12/31/19 unit  Ba2  700,000  583,625
 global bond 11 1/2%, 5/15/26  Ba2  1,205,000  1,427,925
Venezuelan Republic:
 Brady debt conversion bond
  6.8125%, 12/18/07 (h)  Ba2  952,381  851,786
 Brady discount A 6 3/4%, 3/31/20 (h)  Ba2  800,000  717,000
 Oil recovery rights 3/31/20  -  7,790  -
 9 1/4%, 9/15/27  Ba2  567,000  508,032
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $39,928,705)   38,825,837
SUPRANATIONAL OBLIGATIONS - 1.2%
InterAmerica Development Bank euro
6%, 10/30/01 (i) (Cost $2,620,391)  Aaa JPY 235,000  2,129,083
COMMON STOCKS - 0.2%
 SHARES
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)  260  6,240
Sterling Chemical Holdings warrants 8/15/08 (a)  120  3,600
  9,840
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)   10  -
Orion Network Systems, Inc.:
 warrants 1/15/07 (a)  480  6,240
 warrants 1/15/07 (a)  230  2,530
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  570  6,840
  15,610
COMMON STOCKS - CONTINUED
 SHARES VALUE
  (NOTE 1)
MEDIA & LEISURE - CONTINUED
DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I warrants 11/14/99 (a)(f)  270 $ 16,200
TOTAL MEDIA & LEISURE   31,810
UTILITIES - 0.2%
CELLULAR - 0.1%
McCaw International Ltd. warrants 4/15/07 (a)(f) 1,753 4,383 Microcell Telecommunications, Inc. warrants 6/1/06 (a)(f) 2,520 34,902
Nextel Communications, Inc. Class A (a)  1,997  51,922
Pagemart Nationwide, Inc. (non-vtg.) (a)  2,100  19,163
Powertel, Inc. warrants 2/1/06 (a)  3,328  29,952
  140,322
TELEPHONE SERVICES - 0.1%
RSL Communications Ltd./RSL Communications
PLC warrants 11/15/06 (a)  630  57,960
Source Media, Inc. unit (a)(f)  3  75,000
  132,960
TOTAL UTILITIES   273,282
TOTAL COMMON STOCKS
(Cost $148,679)   314,932
PREFERRED STOCKS - 9.7%
CONVERTIBLE PREFERRED STOCKS - 0.1%
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Benedek Communications Corp. 15% (a)  1,996  258,482
NONCONVERTIBLE PREFERRED STOCKS - 9.6%
FINANCE - 0.2%
INSURANCE - 0.2%
American Annuity Group Capital Trust II 8 3/4%   240  259,259
PREFERRED STOCKS - CONTINUED
 SHARES VALUE
  (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
HEALTH - 0.2%
MEDICAL FACILITIES MANAGEMENT - 0.2%
Fresenius Medical Care Capital Trust 9%  251 $ 264,805
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8%, pay-in-kind (f)  247  254,410
MEDIA & LEISURE - 5.5%
BROADCASTING - 5.1%
Adelphia Communications Corp. $13  4,783  566,786
American Radio Systems Corp. 11 3/8%, pay-in-kind 1,683 188,496 Cablevision Systems Corp.:
 Series H, $11.75 pay-in-kind  5,974  707,919
 11 1/8%, depositary shares pay-in-kind  8,249  952,760
CapStar Broadcasting Partners, Inc. pay-in-kind 12%  3,840  417,120
Chancellor Media Corp. 12%, pay-in-kind (f)   5,510  628,140
Citadel Brodcasting Co. 13 1/4%, pay-in-kind (f)  813  93,089
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  317  351,870
NTL, Inc. 13%, pay-in-kind  321  370,755
SFX Broadcasting, Inc. 12 5/8%  5,071  580,630
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  3,806  4,272,235
  9,129,800
PUBLISHING - 0.4%
Primedia, Inc.:
 Series D, $10  5,733  599,099
 Series E, $9.20 (f)  1,600  161,600
  760,699
TOTAL MEDIA & LEISURE   9,890,499
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp. $3.52 pay-in-kind   12,725
152,700
PREFERRED STOCKS - CONTINUED
 SHARES VALUE
  (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
SERVICES - 0.3%
PRINTING - 0.3%
Von Hoffman Corp. pay-in-kind 13 1/2%,
5/15/09 (f)  20,000 $ 602,500
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.6%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 911 1,115,975 UTILITIES - 2.6%
CELLULAR - 0.6%
Nextel Communications, Inc., Series D, 13%, pay-in-kind  950
1,083,000
TELEPHONE SERVICES - 2.0%
American Communications Services, Inc.:
 12 3/4%, pay-in-kind (f)  409  412,068
 14 3/4%, pay-in-kind (g)  96  108,480
Hyperion Telecommunications, Inc. 12 7/8%, 10/15/07
pay-in-kind (Reg.)  518  521,885
ICG Holdings, Inc. 14 1/4%, pay-in-kind  368  431,480
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  867  1,014,390
NEXTLINK Communications, Inc. 14%, pay-in-kind   8,955  559,688
Winstar Communications, Inc. 14 1/2% (a)(f)  474  495,330
  3,543,321
TOTAL UTILITIES   4,626,321
TOTAL NONCONVERTIBLE PREFERRED STOCKS   17,166,469
TOTAL PREFERRED STOCKS
(Cost $16,616,235)   17,424,951
PURCHASED BANK DEBT - 0.2%
 MOODY'S RATINGS (C)  PRINCIPAL
 (UNAUDITED) AMOUNT (B)
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan under 1997
 restructuring agreement 6.7188%,
 12/15/20 (Cost $213,864)  - $ 490,000  303,188
SOVEREIGN LOAN PARTICIPATIONS - 1.4%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Bank for Foreign Economic Affairs of Russia
 (Vnesheconmbank) loan participation
 restructured under 1997 agreement:
 - The Chase Manhattan Bank 6.7188%,
  12/15/20 (g)(h)  - $ 2,100,000 $ 1,299,375
  - ING Bank NV 6.7188%, 12/15/20 (h)  -  250,000  154,688
  - Morgan (J.P.) Securities, Inc.
   6.7188%, 12/15/20 (h)  -  250,000  154,688
Ivory Coast restructured loan (a):
- The Chase Manhattan Bank  -  300,000  129,750
 - Morgan (J.P.) Securities, Inc.  -  500,000  216,250
 - Paribas Capital Markets  -  700,000  302,750
Moroccan Kingdom loan participation:
 - ING Bank NV 6.6563%, 1/1/09 (h)  -  250,000  215,313
 Series A
 - Morgan Guaranty Trust Company of
 New York, 6.6563%, 1/1/09  -  125,000  107,656
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $2,229,439)   2,580,470
CASH EQUIVALENTS - 3.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.40%, dated
12/31/97 due 1/2/98 (Cost $5,977,000) $ 5,979,126   5,977,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $177,737,866)  $ 179,601,850
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
BEF - Belgian franc
GBP - British pound
CAD - Canadian dollar
DKK - Danish krone
NLG - Dutch guilder
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
ESP - Spanish peseta
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,085,154 or 9.8% of net assets.
7. Security purchased on a delayed delivery or when-issued basis  (see
Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Principal amount in thousands.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 41.6% AAA, AA, A 41.4%
Baa 0.0% BBB  0.2%
Ba 8.8% BB  10.3%
B 27.4% B  23.0%
Caa 3.2% CCC  3.8%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 4.2%. FMR has determined that unrated debt securities that are lower quality account for 4.0% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  69.9%
Argentina   2.5
Germany  2.5
Brazil  2.3
Mexico  2.2
United Kingdom  2.2
Russia  1.8
Canada  1.5
Supranational  1.5
France  1.5
Italy  1.4
Japan  1.2
Venezuela  1.2
Bulgaria  1.1
Others (individually less than 1%)  7.2
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31,1997, the aggregate cost of investment securities for income tax purposes was $177,971,988. Net unrealized appreciation aggregated $1,629,862, of which $5,875,653 related to appreciated investment securities and $4,245,791 related to depreciated investment securities.
The fund hereby designates approximately $863,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

11.ASSETS                                                       12.          13.

14.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE     15.          $ 179,601,850
AGREEMENTS OF $5,977,000) (COST $177,737,866) -
SEE ACCOMPANYING SCHEDULE

16.RECEIVABLE FOR INVESTMENTS SOLD                              17.           1,070,112
REGULAR DELIVERY

18. DELAYED DELIVERY                                                          264,873

19.RECEIVABLE FOR FUND SHARES SOLD                              20.           3,866,607

21.DIVIDENDS RECEIVABLE                                         22.           157,700

23.INTEREST RECEIVABLE                                          24.           2,627,721

25.OTHER RECEIVABLES                                            26.           5,914

27.PREPAID EXPENSES                                             28.           11,094

29. 30.TOTAL ASSETS                                             31.           187,605,871

32.LIABILITIES                                                  33.          34.

35.PAYABLE TO CUSTODIAN BANK                                    $ 122,567    36.

37.PAYABLE FOR INVESTMENTS PURCHASED                             1,758,660   38.
REGULAR DELIVERY

39. DELAYED DELIVERY                                             874,313     40.

41.DISTRIBUTIONS PAYABLE                                         519,693     42.

43.ACCRUED MANAGEMENT FEE                                        81,277      44.

45.DISTRIBUTION FEES PAYABLE                                     65,069      46.

47.OTHER PAYABLES AND ACCRUED EXPENSES                           89,771      48.

49. 50.TOTAL LIABILITIES                                        51.           3,511,350

52.53.NET ASSETS                                                54.          $ 184,094,521

55.NET ASSETS CONSIST OF:                                       56.          57.

58.PAID IN CAPITAL                                              59.          $ 181,184,938

60.UNDISTRIBUTED NET INVESTMENT INCOME                          61.           570,865

62.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON        63.           506,419
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

64.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                65.           1,832,299
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

66.67.NET ASSETS                                                68.          $ 184,094,521


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1997

69.CALCULATION OF MAXIMUM OFFERING PRICE                   72.    $11.09
70.CLASS A:
71.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,379,453 (DIVIDED BY) 304,860 SHARES)

73.MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF          74.    $11.64
$11.09)

75.CLASS T:                                                77.    $11.09
76.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($119,204,295 (DIVIDED BY) 10,744,680 SHARES)

78.MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF          79.    $11.49
$11.09)

80.CLASS B:                                                82.    $11.10
81.NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($54,562,045 (DIVIDED BY) 4,913,989 SHARES) A

83.84.CLASS C:                                             87.    $11.08
85.86.NET ASSET VALUE, AND OFFERING PRICE PER SHARE
 ($659,421 (DIVIDED BY) 59,511 SHARES) A

88.INSTITUTIONAL CLASS:                                    90.    $11.14
89.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER
 SHARE ($6,289,307 (DIVIDED BY) 564,607 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

91.INVESTMENT INCOME                                        93.            $ 1,063,379
92.DIVIDENDS

94.INTEREST                                                 95.             12,726,817

96. 97.TOTAL INCOME                                         98.             13,790,196

99.EXPENSES                                                 100.           101.

102.MANAGEMENT FEE                                          $ 967,126      103.

104.TRANSFER AGENT FEES                                      344,884       105.

106.DISTRIBUTION FEES                                        689,002       107.

108.ACCOUNTING FEES AND EXPENSES                             66,910        109.

110.NON-INTERESTED TRUSTEES' COMPENSATION                    643           111.

112.CUSTODIAN FEES AND EXPENSES                              34,830        113.

114.REGISTRATION FEES                                        104,162       115.

116.AUDIT                                                    35,732        117.


118.LEGAL                                                    12,256        119.


120.REPORTS TO SHAREHOLDERS                                  52,202        121.

122.MISCELLANEOUS                                            689           123.

124. TOTAL EXPENSES BEFORE REDUCTIONS                        2,308,436     125.

126. EXPENSE REDUCTIONS                                      (53,783)       2,254,653

127.128.NET INVESTMENT INCOME                               129.            11,535,543

130.REALIZED AND UNREALIZED GAIN (LOSS)                     132.           133.
131.NET REALIZED GAIN (LOSS) ON:

134. INVESTMENT SECURITIES                                   5,614,556     135.

136. FOREIGN CURRENCY TRANSACTIONS                           (66,228)       5,548,328

137.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    138.           139.
ON:

140. INVESTMENT SECURITIES                                   (2,638,910)   141.

142. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES            (28,402)       (2,667,312)

143.144.NET GAIN (LOSS)                                     145.            2,881,016

146.147.NET INCREASE (DECREASE) IN NET ASSETS RESULTING     148.           $ 14,416,559
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,
                                                             1997            1996

149.INCREASE (DECREASE) IN NET ASSETS

150.OPERATIONS                                               $ 11,535,543    $ 7,731,150
NET INVESTMENT INCOME

151. NET REALIZED GAIN (LOSS)                                 5,548,328       4,348,998

152. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (2,667,312)     1,497,971

153.                                                          14,416,559      13,578,119
154.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

155.DISTRIBUTIONS TO SHAREHOLDERS                             (11,341,743)    (7,701,001)
FROM NET INVESTMENT INCOME

156. FROM NET REALIZED GAIN                                   (5,678,734)     (3,422,517)

157. 158.TOTAL DISTRIBUTIONS                                  (17,020,477)    (11,123,518)

159.SHARE TRANSACTIONS - NET INCREASE (DECREASE)              43,274,917      61,581,370

160.                                                          40,670,999      64,035,971
161.TOTAL INCREASE (DECREASE) IN NET ASSETS

162.NET ASSETS                                               163.            164.

165. BEGINNING OF PERIOD                                      143,423,522     79,387,551

166.                                                         $ 184,094,521   $ 143,423,522
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $570,865 AND $39,713, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
167.   YEARS ENDED DECEMBER 31,

168.   1997                       1996 E


169.SELECTED PER-SHARE DATA D

170.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.250   $ 11.010

171.INCOME FROM INVESTMENT OPERATIONS

172. NET INVESTMENT INCOME                                               .802       .267

173. NET REALIZED AND UNREALIZED GAIN (LOSS)                             .198       .493

174. TOTAL FROM INVESTMENT OPERATIONS                                    1.000      .760

175.LESS DISTRIBUTIONS

176. FROM NET INVESTMENT INCOME                                          (.790)     (.280)

177. FROM NET REALIZED GAIN                                              (.370)     (.240)

178. TOTAL DISTRIBUTIONS                                                 (1.160)    (.520)

179.NET ASSET VALUE, END OF PERIOD                                      $ 11.090   $ 11.250

180.TOTAL RETURN B, C                                                    9.24%      6.95%

181.RATIOS AND SUPPLEMENTAL DATA

182.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,379    $ 587

183.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.25% F    1.25% A, F

184.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.24% G    1.25% A

185.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 7.16%      7.32% A

186.PORTFOLIO TURNOVER RATE                                              140%       119%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

                                             YEARS ENDED DECEMBER 31,

                                             1997                       1996       1995       1994 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 11.250                   $ 11.000   $ 9.920    $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .814 D                     .813 D     .885       .064 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)      .194                       .542       1.231      (.046)

 TOTAL FROM INVESTMENT OPERATIONS             1.008                      1.355      2.116      .018

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.798)                     (.805)     (.806)     (.098)

 FROM NET REALIZED GAIN                       (.370)                     (.300)     (.230)     -

 TOTAL DISTRIBUTIONS                          (1.168)                    (1.105)    (1.036)    (.098)

NET ASSET VALUE, END OF PERIOD               $ 11.090                   $ 11.250   $ 11.000   $ 9.920

TOTAL RETURNS B, C                            9.33%                      12.89%     22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 119,204                  $ 99,327   $ 52,626   $ 10,687

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.20%                      1.23%      1.35% F    1.35% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.19% G                    1.22% G    1.35%      1.35% A
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE     7.21%                      7.34%      7.28%      5.80% A
NET ASSETS

PORTFOLIO TURNOVER RATE                       140%                       119%       193%       104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B

187.                                        YEARS ENDED DECEMBER 31,

188.                                        1997                       1996       1995       1994 E

189.SELECTED PER-SHARE DATA

190.NET ASSET VALUE, BEGINNING OF PERIOD    $ 11.260                   $ 11.010   $ 9.910    $ 10.000

191.INCOME FROM INVESTMENT OPERATIONS

192. NET INVESTMENT INCOME                   .740 D                     .743 D     .820       .072 D

193. NET REALIZED AND UNREALIZED GAIN        .194                       .538       1.237      (.078)
(LOSS)

194. TOTAL FROM INVESTMENT OPERATIONS        .934                       1.281      2.057      (.006)

195.LESS DISTRIBUTIONS

196. FROM NET INVESTMENT INCOME              (.724)                     (.731)     (.727)     (.084)

197. FROM NET REALIZED GAIN                  (.370)                     (.300)     (.230)     -

198. TOTAL DISTRIBUTIONS                     (1.094)                    (1.031)    (.957)     (.084)

199.NET ASSET VALUE, END OF PERIOD          $ 11.100                   $ 11.260   $ 11.010   $ 9.910

200.TOTAL RETURN B, C                        8.60%                      12.14%     21.35%     (.06)%

201.RATIOS AND SUPPLEMENTAL DATA

202.NET ASSETS, END OF PERIOD (000          $ 54,562                   $ 37,403   $ 26,654   $ 9,379
OMITTED)

203.RATIO OF EXPENSES TO AVERAGE NET         1.86%                      1.88%      2.10% F    2.10% A, F
ASSETS

204.RATIO OF EXPENSES TO AVERAGE NET         1.85% G                    1.87% G    2.10%      2.10% A
ASSETS
AFTER EXPENSE REDUCTIONS

205.RATIO OF NET INVESTMENT INCOME TO        6.55%                      6.69%      6.53%      5.06% A
AVERAGE
NET ASSETS

206.PORTFOLIO TURNOVER RATE                  140%                       119%       193%       104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
207.   YEAR ENDED
       DECEMBER 31,

208.   1997 E

209.SELECTED PER-SHARE DATA D

210.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.400

211.INCOME FROM INVESTMENT OPERATIONS

212. NET INVESTMENT INCOME                                   .105

213. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .037

214. TOTAL FROM INVESTMENT OPERATIONS                        .142

215.LESS DISTRIBUTIONS

216. FROM NET INVESTMENT INCOME                              (.152)

217. FROM NET REALIZED GAIN                                  (.310)

218. TOTAL DISTRIBUTIONS                                     (.462)

219.NET ASSET VALUE, END OF PERIOD                          $ 11.080

220.TOTAL RETURN B, C                                        1.27%

221.RATIOS AND SUPPLEMENTAL DATA

222.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 659

223.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.10% A, F

224.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.30% A

225.PORTFOLIO TURNOVER RATE                                  140%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

226.                                                 YEARS ENDED DECEMBER 31,

227.                                                 1997                       1996       1995 E

228.SELECTED PER-SHARE DATA

229.NET ASSET VALUE, BEGINNING OF PERIOD             $ 11.300                   $ 11.030   $ 10.890

230.INCOME FROM INVESTMENT OPERATIONS

231. NET INVESTMENT INCOME                            .830 D                     .826 D     .456

232. NET REALIZED AND UNREALIZED GAIN (LOSS)          .186                       .548       .340

233. TOTAL FROM INVESTMENT OPERATIONS                 1.016                      1.374      .796

234.LESS DISTRIBUTIONS

235. FROM NET INVESTMENT INCOME                       (.806)                     (.804)     (.426)

236. FROM NET REALIZED GAIN                           (.370)                     (.300)     (.230)

237. TOTAL DISTRIBUTIONS                              (1.176)                    (1.104)    (.656)

238.NET ASSET VALUE, END OF PERIOD                   $ 11.140                   $ 11.300   $ 11.030

239.TOTAL RETURN B, C                                 9.36%                      13.04%     7.47%

240.RATIOS AND SUPPLEMENTAL DATA

241.NET ASSETS, END OF PERIOD (000 OMITTED)          $ 6,289                    $ 6,107    $ 107

242.RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.10% F                    1.10% F    1.10% A, F

243.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     1.09% G                    1.10%      1.10% A
EXPENSE REDUCTIONS

244.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET     7.31%                      7.47%      7.53% A
ASSETS

245.PORTFOLIO TURNOVER RATE                           140%                       119%       193%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series VIII) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on June 18, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, effective on October 31, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,580,470 or 1.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $248,908,247 and $217,961,904, respectively, of which U.S. government and government agency obligations aggregated $71,517,643 and $69,762,382, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets. SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. (FIJ) In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA (U.K.) L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 2,600     $ 2,600

CLASS T     276,410     276,410

CLASS B     409,520     113,756

CLASS C     472         -

           $ 689,002   $ 392,766

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     $ 1,115

CLASS T      10,348

CLASS C      486

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1%(4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 56,247    $ 46,325

CLASS T     275,540     197,966

CLASS B     89,199      0*

CLASS C     0           0*

           $ 420,986   $ 244,291

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
  THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 6,445     .37

CLASS T**               FIIOC *     234,829    .21

CLASS B                 FIIOC *     92,218     .20

CLASS C                 FIIOC *     90         .19 ***

INSTITUTIONAL CLASS     FIIOC *     11,302     .18

                                   $ 344,884

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC),AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.25%         $ 28,438

CLASS C                2.10%          6,727

INSTITUTIONAL CLASS    1.10%          6,632

                                     $ 41,797

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,986 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED DECEMBER 31,

                              1997   A                   1996   B

CLASS A

FROM NET INVESTMENT INCOME    $ 128,164                  $ 8,336

FROM NET REALIZED GAIN         93,953                     11,477

TOTAL                         $ 222,117                  $ 19,813

CLASS T

FROM NET INVESTMENT INCOME    $ 7,824,627                $ 5,439,021

FROM NET REALIZED GAIN         3,695,167                  2,365,241

TOTAL                         $ 11,519,794               $ 7,804,262

CLASS B

FROM NET INVESTMENT INCOME    $ 2,941,590                $ 2,018,483

FROM NET REALIZED GAIN         1,668,813                  918,814

TOTAL                         $ 4,610,403                $ 2,937,297

CLASS C

FROM NET INVESTMENT INCOME    $ 5,711                    $ -

FROM NET REALIZED GAIN         16,228                     -

TOTAL                         $ 21,939                   $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 441,651                  $ 235,161

FROM NET REALIZED GAIN         204,573                    126,985

TOTAL                         $ 646,224                  $ 362,146

                              $ 17,020,477               $ 11,123,518

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
B DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1997  A        1996 B         1997   A        1996 B



CLASS A                           265,146        50,970        $ 3,006,773     $ 576,976
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     17,057         1,518          191,271         17,135

SHARES REDEEMED                   (29,534)       (297)          (335,583)       (3,402)

NET INCREASE (DECREASE)           252,669        52,191        $ 2,862,461     $ 590,709

CLASS T                           4,933,967      5,716,371     $ 55,635,680    $ 63,555,043
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     837,190        576,193        9,389,799       6,422,573

SHARES REDEEMED                   (3,857,473)    (2,244,243)    (43,554,684)    (24,923,904)

NET INCREASE (DECREASE)           1,913,684      4,048,321     $ 21,470,795    $ 45,053,712

CLASS B                           1,951,957      1,224,871     $ 22,125,314    $ 13,679,656
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     332,029        224,151        3,727,875       2,516,519

SHARES REDEEMED                   (691,264)      (548,526)      (7,851,913)     (6,111,458)

NET INCREASE (DECREASE)           1,592,722      900,496       $ 18,001,276    $ 10,084,717

CLASS C                           75,453         -             $ 858,758       $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,548          -              17,203          -

SHARES REDEEMED                   (17,490)       -              (199,505)       -

NET INCREASE (DECREASE)           59,511         -             $ 676,456       $ -

INSTITUTIONAL CLASS               146,268        525,446       $ 1,658,979     $ 5,792,940
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     53,502         31,439         603,021         353,974

SHARES REDEEMED                   (175,667)      (26,121)       (1,998,071)     (294,682)

NET INCREASE (DECREASE)           24,103         530,764       $ 263,929       $ 5,852,232


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,383

CLASS T                 34,078

CLASS B                 15,756

CLASS C                 6,843

INSTITUTIONAL CLASS     19,102

                       $ 104,162

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Strategic Income Fund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Strategic Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends  $ - $ -
Short-Term
Capital Gains $.05 $.21
Long-Term
Capital Gains $.01 $.10
Long-Term
Capital Gain Breakdown:
 28% rate 100% 53.40%
 20% rate 0% 46.60%

CLASS B
Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends  $ - $ -
Short-Term
Capital Gains $.05 $.21
Long-Term
Capital Gains $.01 $.10
Long-Term
Capital Gain Breakdown:
 28% rate 100% 53.40%
 20% rate 0% 46.60%

The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
CLASS T
Pay Date  2/10/97 1/2/98
Record Date 2/7/97 12/26/97
Dividends  $ - $ -
Short-Term
Capital Gains $.05 $.21
Long-Term
Capital Gains $.01 $.10
Long-Term
Capital Gain Breakdown:
 28% rate 100% 53.40%
 20% rate 0% 46.60%

CLASS C
Pay Date  1/2/98
Record Date 12/26/97
Dividends  $ -
Short-Term
Capital Gains $.21
Long-Term
Capital Gains $.10
Long-Term
Capital Gain Breakdown:
 28% rate 53.40%
 20% rate 46.60%






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda Fidelity International Investment Advisors (U.K.) Limited London, England
Fidelity Investments Japan Limited,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Curt Hollingsworth, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       11   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              12   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     34   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    43   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    53   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            54


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997           PAST 1    LIFE OF
                                          YEAR      FUND

FIDELITY ADV STRATEGIC INCOME - INST CL   9.36%     51.55%

ML HIGH YIELD MASTER                      12.82%    50.64%

FIDELITY STRATEGIC INCOME COMPOSITE       9.38%     45.40%

MULTI-SECTOR INCOME FUNDS AVERAGE         8.77%     N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare Institutional Class' returns to those of the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 81 mutual funds. These benchmarks reflect reinvestments of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997           PAST 1    LIFE OF
                                          YEAR      FUND

FIDELITY ADV STRATEGIC INCOME - INST CL   9.36%     14.03%

ML HIGH YIELD MASTER                      12.82%    13.81%

FIDELITY STRATEGIC INCOME COMPOSITE       9.38%     12.55%

MULTI-SECTOR INCOME FUNDS AVERAGE         8.77%     N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971231 19980202 155021 S00000000000001
             FA Strategic Inc -CL I      ML High Yield Master
FID Strategic Inc. Blend
             00648                       ML002
F0097
  1994/10/31      10000.00                    10000.00
   10000.00
  1994/11/30      10050.16                     9914.94
    9928.76
  1994/12/31      10017.44                    10025.22
    9895.33
  1995/01/31      10129.20                    10166.88
    9967.29
  1995/02/28      10368.45                    10484.10
   10128.76
  1995/03/31      10518.89                    10630.00
   10308.98
  1995/04/30      10913.50                    10878.89
   10644.58
  1995/05/31      11324.23                    11218.77
   11080.01
  1995/06/30      11382.14                    11304.46
   11184.50
  1995/07/31      11493.76                    11433.70
   11225.57
  1995/08/31      11513.63                    11503.09
   11242.05
  1995/09/30      11719.90                    11634.70
   11441.55
  1995/10/31      11856.52                    11717.17
   11512.96
  1995/11/30      11989.37                    11831.55
   11676.89
  1995/12/31      12259.67                    12021.46
   11941.20
  1996/01/31      12533.28                    12211.32
   12135.01
  1996/02/29      12432.43                    12229.71
   11972.88
  1996/03/31      12404.15                    12196.49
   11975.48
  1996/04/30      12520.67                    12202.02
   12048.95
  1996/05/31      12605.37                    12290.02
   12109.72
  1996/06/30      12711.84                    12363.84
   12259.81
  1996/07/31      12788.72                    12447.78
   12391.49
  1996/08/31      12935.81                    12576.33
   12515.18
  1996/09/30      13339.06                    12846.16
   12802.46
  1996/10/31      13512.61                    12986.95
   12990.70
  1996/11/30      13776.79                    13249.51
   13283.23
  1996/12/31      13857.85                    13351.46
   13293.20
  1997/01/31      13939.84                    13454.07
   13312.76
  1997/02/28      14073.62                    13642.80
   13404.64
  1997/03/31      13765.07                    13491.28
   13216.99
  1997/04/30      13919.24                    13644.83
   13352.89
  1997/05/31      14280.02                    13916.32
   13646.39
  1997/06/30      14487.16                    14131.74
   13847.63
  1997/07/31      14772.45                    14470.87
   14130.54
  1997/08/31      14763.32                    14438.31
   14079.74
  1997/09/30      15123.09                    14684.83
   14352.31
  1997/10/31      14879.84                    14782.28
   14265.13
  1997/11/30      14995.58                    14914.67
   14387.85
  1997/12/31      15154.88                    15063.79
   14540.45
IMATRL PRASUN   SHR__CHT 19971231 19980202 155022 R00000000000041
$10,000 OVER LIFE OF FUND(dagger): Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 1997, the value of the investment would have grown to $15,155 - a 51.55% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,064 - a 50.64% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark - a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe
- did over the same period. This index combines returns from the J.P. Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Lehman Brothers Government Bond Index (30%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $14,540 - a 45.40% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
INVESTING IN FOREIGN MARKETS MEANS
ASSUMING GREATER RISKS THAN
INVESTING IN THE UNITED STATES.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                                                           OCTOBER 31, 1994
                              YEARS ENDED DECEMBER 31,                     (COMMENCEMENT
                                                                           OF OPERATIONS) TO
                                                                           DECEMBER 31,

                              1997                       1996     1995     1994

DIVIDEND RETURN               7.33%                      7.70%    8.74%    0.97%

CAPITAL APPRECIATION RETURN   2.03%                       5.34%   13.67%   -0.80%

TOTAL RETURN                  9.36%                      13.04%   22.41%   0.17%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED DECEMBER 31, 1997   PAST 1         PAST 6         PAST 1
                                 MONTH          MONTHS         YEAR

DIVIDENDS PER SHARE              11.97(CENTS)   42.64(CENTS)   80.63(CENTS)

ANNUALIZED DIVIDEND RATE         12.33%         7.36%          7.10%

30-DAY ANNUALIZED YIELD          7.01%          -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.43 over the past one month, $11.50 over the past six months, and $11.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.
(dagger) THE DATA USED TO CREATE THE MERRILL LYNCH HIGH YIELD MASTER INDEX AND THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURN OF THE MERRILL LYNCH HIGH YIELD MASTER INDEX FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 IS FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE FIDELITY STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK:  THE MANAGERS' OVERVIEW



MARKET RECAP
The year that ended December 31,
1997, displayed the complexity and
variety of the world's financial
markets. The serenity of low interest
rates and subdued inflation that had
boosted a number of markets was
rudely interrupted in late October
when Asian markets stumbled
dramatically. Developed-market
government bonds benefited from this
crisis, as investors sought the
perceived safety of high-quality issues.
A strong U.S. dollar, however,
undermined gains for U.S.-based
investors in the Japanese and most
European markets. The Salomon
Brothers World Government Bond
Index, Unhedged - a measure of
government bond market
performance in developed nations -
returned just 0.23% for the period.
Inflation was well-controlled
throughout Europe, and bond prices in
countries such as Spain and Italy were
buoyed by steady progress toward
meeting the requirements for
membership in the European
Monetary Union (EMU). Unlike other
European currencies, the pound
sterling maintained its strength,
helping boost bond performance in
the United Kingdom. The Asian
volatility staggered emerging bond
markets in October and left lingering
concerns as the new year began. The
J.P. Morgan Emerging Markets Bond
Index returned 16.15% for the period.
Most of these gains were posted
during the first three quarters of the
year, boosted by low interest rates and
positive government reforms. A lack of
inflation, declining interest rates and
the late-year flight to quality boosted
bonds in the U.S., with the Lehman
Brothers Aggregate Bond Index
returning 9.65% in 1997.
NOTE TO SHAREHOLDERS: The following is an interview with John Carlson
(top), lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from co-managers Curt Hollingsworth (top left) on U.S. government securities; Margaret Eagle (top right) on high-yield securities; Jonathan Kelly (bottom left) on foreign developed-market securities; and Brian Hogan (bottom right) on emerging-market investments.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the 12 months that ended December 31, 1997, the fund's Institutional Class shares returned 9.36%. The multi-sector income funds average, as tracked by Lipper Analytical Services, returned 8.77% during the period. The Merrill Lynch High Yield Master Index returned 12.82%.
Q. BRIAN, WHAT WAS THE CLIMATE LIKE FOR EMERGING-MARKET DEBT AND HOW DID THE FUND'S EMERGING-MARKET POSITIONS FARE?
B.H. From January through October, we saw the same favorable characteristics that buoyed these markets in 1996: continued economic reform, low interest rates and favorable credit spreads, which measure the premiums investors pay for global risk. While the fund typically has not had high exposures to Asian debt, the Asian currency crisis that peaked in late October also spread to both Latin America and Eastern Europe. Several Asian countries were forced to devalue their currencies and pressure was placed on large countries such as Brazil and Russia. The results of this crisis were largely negative, as global risk premiums went up. In terms of my strategy, I reduced some of the fund's corporate bond positions and added Brady bonds, which are dollar-denominated and issued by foreign governments. I also added to the fund's holdings in higher-quality countries such as Panama and Argentina. Relative to the index, the fund's underweighting in Brazil and overweighting in Mexico during the latter months of the period helped. Overweighted positions in Bulgaria and Ecuador, however, proved disappointing. The months ahead could be quite volatile. I'm concerned about Asia and will likely favor Brady bonds which are collateralized by U.S. government securities. Presidential elections in several countries will also be important and global economic growth should slow.
Q. TURNING TO YOU, CURT, HOW WOULD YOU CHARACTERIZE THE PERFORMANCE OF THE U.S. BOND MARKET OVER THE PAST 12 MONTHS?
C.H. Due mostly to falling interest rates, low inflation and moderate economic growth, the bond market had a good run in 1997. An interest-rate hike in March by the Federal Reserve Board proved to be one of the few obstacles to the bond market. Inflation - which has a negative effect on the bond market - was also nonexistent. From April through mid-September, encouraging economic data and the Fed's reluctance to raise rates further spurred a rally. The yield on the 30-year Treasury bond actually fell below the 6% mark in November and the bond market attracted some equity investors who had become concerned about Asian-related ramifications. Through the first half of 1997, the fund's mortgage-backed bonds performed well as low yield volatility, tightening credit spreads and low prepayment activity helped. In the second half of the year, I reduced the fund's mortgage-related positions, a strategy that helped as prepayment activity increased. When a mortgage holder prepays, he or she pays off the principal and interest of the mortgage before its actual due date. U.S. Treasuries were among the best performers toward the end of the period.
Q. HIGH-YIELD SECURITIES HAD A STRONG YEAR, MARGARET. WHAT FACTORS CONTRIBUTED TO THEIR PERFORMANCE?
M.E. A number of positive trends played a role. First, continued credit strength translated into very low default rates. The supply/demand scenario also was beneficial, as a record amount of new issuance hit this market and demand was more than strong enough to absorb the new supply. Assets came into the high-yield market from a variety of sources, including mutual funds and pension plans. Managers of collateralized bond obligations - which are structured pools of high-yield bonds - were also voracious buyers. Interwoven within this backdrop were two other themes: a solid economy and increased merger and acquisition activity. Much of this positive consolidation involved lower-quality companies being bought by higher-quality companies. The fund's telecommunications investments - notably Brooks Fiber and PanAmSat - were positive contributors to overall performance. Supermarket-related bonds also played a key role. Ralph's Grocery Co. and Smith Foods - the latter of which the fund no longer held at the end of the period - both performed well after being acquired. Pathmark Stores, however, was an exception as the chain ran into some competitive problems. Going forward, with the expectation that U.S. economic growth will slow, I've positioned the fund to avoid economically sensitive groups such as paper and chemicals. As long as default rates remain relatively low, the high-yield market should maintain its attractiveness.
Q. JONATHAN, WHAT WAS THE STORY WITH THE DEVELOPED, GLOBAL BOND
MARKETS?
J.K. In Europe, the drive toward a common currency benefited some of the high-yielding countries - such as Italy and Spain - as it became increasingly likely that they would be included in the first round of the European Monetary Union process. The U.K. was one of the better-performing markets due mostly to a relatively tight monetary policy and a strong currency. Canadian bonds also fared well as interest rates fell and the Canadian dollar only depreciated modestly against the U.S. dollar. As for the disappointments, France, Germany and Japan all suffered losses due to weak currencies. Going forward, I'm fairly cautious. Yields are quite low around the world, which means that the returns from this portion of the portfolio will be largely determined by currency movements. The dollar's strength will be a key performance factor: Continued strength would be a drag on performance, while weakness would be beneficial.
Q. TURNING BACK TO YOU, JOHN, WHAT'S YOUR OUTLOOK?
J.C. With all that has gone on in recent months, I'm certainly concerned. While global volatility has been alarming, one bright spot may be that the dislocation, or downward re-pricing of certain emerging-market debt securities, may present ample opportunities. Shareholders should expect a continuation of the same disciplined investment approach that helped the fund weather the last quarter of 1997. I'll keep a close eye on risk, credit spreads and interest rates as they relate to the portfolio.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JOHN CARLSON EXPLORES THE
"CONTAGION EFFECT":
"With the Southeast Asian turmoil
we've witnessed recently, the phrase
`contagion' has become part of the
markets' daily language. Contagion
refers to both the real and
psychological effects that impact
investor behavior within or across
markets. There are a number of catchy
phrases that describe this link
between markets, such as `when the
U.S. economy sneezes, Mexico catches
a cold.'
"Asian contagion - beginning last year
as a currency crisis in Thailand - is
another example. As speculation
against the sustainability of Thailand's currency regime increased, Thai authorities devalued the country's currency. Pressure spilled over to other
Southeast Asian countries, resulting in
a wave of competitive currency
devaluations in Indonesia, the
Philippines and Singapore. Investors
wondered where it would stop, and
this uncertainty spread to both Brazil
and Russia.
"But the contagion wasn't limited to
currency pressures. Investors suffering
losses in Southeast Asian markets took
profits in equity positions in other
regions. This compounded the
downward pressure on many
currencies, resulting in additional
selling of exposure. Stock markets in
emerging countries - such as
Argentina - suffered major losses, as
did those in Hong Kong. The effects of
such developments will be slower global
economic growth, which has led to
concerns about U.S. and other
developed-country growth rates in the
year ahead."
FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
as a secondary objective, the
fund may also seek capital
appreciation
START DATE: October 31, 1994
SIZE: as of December 31,
1997, more than $184 million
MANAGERS: John Carlson, lead
manager, since 1996; Curtis
Hollingsworth, U.S. government
investments, since February
1997; Margaret Eagle,
high-yield investments, since
1996; Jonathan Kelly,
developed foreign market
investments, since 1996; and
Brian Hogan, emerging
market investments, since
September 1997
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF DECEMBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)    % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE HOLDINGS
                                                          6 MONTHS AGO

FANNIE MAE                                 7.7            5.4

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION   5.9            7.5

U.S. TREASURY                              5.3            11.7

FREDDIE MAC                                4.1            0.4

GOVERNMENT TRUST CERTIFICATES              3.2            0.2


TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

MEDIA & LEISURE      12.6           12.3

UTILITIES            12.1           6.1

FINANCE              4.0            4.9

RETAIL & WHOLESALE   2.8            4.0

TECHNOLOGY           2.4            1.5

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA, AA, A          4    40.8
                    2
                    .
                    3

BA                  8    7.3
                    .
                    9

B                   2    27.9
                    7
                    .
                    7

CAA, CA, C          3    3.9
                    .
                    7

NOT RATED           4    7.1
                    .
                    2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31,1997 AND JUNE 30, 1997 ACCOUNT FOR 4.2% AND 7.1%, RESPECTIVELY, OF THE FUND'S INVESTMENTS. ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997 * AS OF JUNE 30, 1997 **

CORPORATE BONDS 33.7%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS 28.7%
FOREIGN GOVERNMENT
OBLIGATIONS 21.6%
STOCKS 9.9%
OTHER 2.8%
SHORT-TERM
INVESTMENTS 3.3%
CORPORATE BONDS 35.2%
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS 26.7%
FOREIGN GOVERNMENT
OBLIGATIONS 21.6%
STOCKS 5.6%
OTHER 3.5%
SHORT-TERM
INVESTMENTS 7.4%
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 2.8
ROW: 1, COL: 3, VALUE: 9.9
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 28.7
ROW: 1, COL: 6, VALUE: 33.7
ROW: 1, COL: 1, VALUE: 7.4
ROW: 1, COL: 2, VALUE: 3.5
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 21.6
ROW: 1, COL: 5, VALUE: 26.7
ROW: 1, COL: 6, VALUE: 35.2
* FOREIGN
 INVESTMENTS 30.1%
** FOREIGN
 INVESTMENTS 29.9%
INVESTMENTS DECEMBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 33.7%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
CONVERTIBLE BONDS - 0.1%
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
Tecnomatix Technologies Ltd.
5 1/4%, 8/15/04 (f)  - $ 250,000 $ 252,813
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc. 0%,
12/15/05 (d)(f)   -  10,000  9,600
TOTAL CONVERTIBLE BONDS   262,413
NONCONVERTIBLE BONDS - 33.6%
AEROSPACE & DEFENSE - 0.6%
Argo-Tech Corp. 8 5/8%, 10/1/07 (f)  B3  80,000  80,000
K&F Industries, Inc. 9 1/4%, 10/15/07 (f)  B3  90,000  92,925
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  750,000  750,000
Wyman-Gordon Co. 8%, 12/15/07  Ba2  90,000  90,675
  1,013,600
BASIC INDUSTRIES - 1.4%
CHEMICALS & PLASTICS - 0.3%
Plastic Specialties & Technologies, Inc.
11 1/4%, 12/1/03  B3  20,000  21,725
Koppers Industries, Inc. 9 7/8%, 12/1/07 (f)  B2  260,000  267,475
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  190,000  193,800
  483,000
IRON & STEEL - 0.1%
Republic Engineered Steels, Inc.
9 7/8%, 12/15/01  Caa  140,000  134,400
METALS & MINING - 0.1%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  70,000  74,550
PACKAGING & CONTAINERS - 0.0%
Fonda Group, Inc. 9 1/2%, 3/1/07  B3  60,000  57,000
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.9%
APP Finance II Mauritius Ltd. euro 12%, 3/15/04  B3 $ 350,000 $
301,000
APP Finance II Mauritius Ltd. 12%, 3/15/04  B3  500,000  430,000
Container Corp. of America:
 gtd. 9 3/4%, 4/1/03  B1  210,000  224,175
 gtd. 11 1/4%, 5/1/04  B1  50,000  54,625
 10 3/4%, 5/1/02  B1  70,000  76,125
Florida Coast Paper Co. LLC\Florida Coast Paper
Finance Corp., Series B, 12 3/4%, 6/1/03  Caa  170,000  180,200
PEN-TAB Industries, Inc. 10 7/8%, 2/1/07  B3  330,000  318,450
Stone Container Corp. 11 7/8%, 8/1/16  B2  110,000  117,700
  1,702,275
TOTAL BASIC INDUSTRIES   2,451,225
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE - 0.0%
Pierce Leahy Corp. 11 1/8%, 7/15/06  B3  33,000  37,455
DURABLES - 0.7%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Safelite Glass Corp. 9 7/8%, 12/15/06 (f)  B3  150,000  158,250
CONSUMER ELECTRONICS - 0.1%
Sharp do Brazil Industry Equipment Electric
9 5/8%, 10/30/05 (Reg.)  -  250,000  215,000
HOME FURNISHINGS - 0.0%
Sealy Mattress Co.:
 0%, 12/15/07 (d)(f)  B3  70,000  42,350
 9 7/8%, 12/15/07 (f)  B3  60,000  61,500
  103,850
TEXTILES & APPAREL - 0.5%
Consoltex Group, Inc./Consoltex USA, Inc. gtd.
11%, 10/1/03  B3  370,000  389,425
Polymer Group, Inc. 9%, 7/1/07  B2  220,000  220,000
Worldtex, Inc. 9 5/8%, 12/15/07 (f)  B1  210,000  215,250
  824,675
TOTAL DURABLES   1,301,775
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.8%
OIL & GAS - 0.8%
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3 $ 340,000 $ 373,150
KCS Energy, Inc. 11%, 1/15/03  B1  240,000  262,800
Petroleos Mexicanos 9 1/2%, 9/15/27  BB  150,000  149,250
Southwest Royalties, Inc. 10 1/2%,
10/15/04 (f)  B3  70,000  69,300
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  328,500
Vintage Petroleum, Inc. 9%, 12/15/05  B1  320,000  336,800
  1,519,800
FINANCE - 3.8%
ASSET-BACKED SECURITIES - 0.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  970,000  1,083,975
Premier Auto Trust 4.90%, 12/15/98  Aaa  15,476  15,433
Sears Credit Account Master Trust II
7%, 1/15/04  Aaa  200,000  202,874
Standard Credit Card Master Trust I
7.65%, 2/15/00  A2  30,000  30,047
  1,332,329
BANKS - 2.0%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (i)  Aa1 JPY 100,000  814,704
European Investment Bank euro
6 3/4%, 5/10/01 (i)  Aaa JPY 55,000  501,020
Export-Import Bank of Japan euro
4 3/8%, 10/1/03 (i)  Aaa JPY 250,000  2,216,663
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa2 GBP 75,000  125,835
  3,658,222
CREDIT & OTHER FINANCE - 0.7%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  110,000  108,350
Digital Television Services LLC/DTS Capital, Inc.
12 1/2%, 8/1/07 (f)  B3  360,000  403,200
General Electric Capital Corp. 6 1/2%, 2/8/99 Aaa SEK 500,000 63,693 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Netia Holdings BV 0%, 11/1/07 (f)  B3 $ 290,000 $ 165,300
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  90,000  98,100
Trench Electric SA/Trench, Inc.
10 1/4%, 12/15/07 (f)  B3  200,000  203,500
Winstar Equipment II Corp.
12 1/2%, 3/15/4 (f)  -  145,000  161,675
  1,203,818
SAVINGS & LOANS - 0.4%
First Nationwide:
 Holdings, Inc. 10 5/8%, 10/1/03  Ba3  480,000  536,400
 Parent Holdings Ltd. 12 1/2%, 4/15/03  B3  70,000  79,625
  616,025
TOTAL FINANCE   6,810,394
HEALTH - 1.3%
DRUGS & PHARMACEUTICALS - 0.2%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  Aa3 GBP 25,000  45,718
Leiner Health Products, Inc. 9 5/8%, 7/1/07  B3  50,000  53,250
Pharmaceutical Fine Chemical SA
9 3/4%, 11/15/07 (f)  B3  190,000  192,850
  291,818
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (f)  B3  280,000  294,000
MEDICAL FACILITIES MANAGEMENT - 0.9%
Integrated Health Services, Inc.:
9 1/2%, 9/15/07 (f)  B2  305,000  321,775
 9 1/4%, 1/15/08 (f)  B2  320,000  326,400
Mariner Health Group, Inc. 9 1/2%, 4/1/06  B2  50,000  51,625
Paracelsus Healthcare Corp. 10%, 8/15/06  B3  120,000  122,700
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Tenet Healthcare Corp.:
 8%, 1/15/05  Ba1 $ 170,000 $ 172,975
 8 5/8%, 1/15/07  Ba3  540,000  556,200
Vencor, Inc. 8 5/8%, 7/15/07  B1  110,000  109,725
  1,661,400
TOTAL HEALTH   2,247,218
INDUSTRIAL MACHINERY & EQUIPMENT - 2.2%
ELECTRICAL EQUIPMENT - 0.7%
Amphenol Corp. 9 7/8%, 5/15/07  B2  80,000  84,400
Echostar Communications Corp. secured discount
0%, 6/1/04 (d)  B2  320,000  292,800
L-3 Communications Corp. 10 3/8%, 5/1/07  B2  80,000  86,800
Motors & Gears, Inc.:
 10 3/4%, 11/15/06  B3  150,000  159,000
 10 3/4%, 11/15/06 (f)  B3  260,000  276,250
Omnipoint Corp., Series A 11 5/8%, 8/15/06  B3  320,000  338,400
Rayovac Corp. 10 1/4%, 11/1/06  B3  90,000  98,100
  1,335,750
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Continental Global Group, Inc. 11%, 4/1/07  B2  510,000  543,150
Goss Graphic System, Inc. 12%, 10/15/06  B2  710,000  802,300
International Knife & Saw, Inc.
11 3/8%, 11/15/06  B3  80,000  86,600
Specialty Equipment Companies, Inc.
11 3/8%, 12/1/03  B3  500,000  541,250
  1,973,300
POLLUTION CONTROL - 0.4%
Allied Waste North America 10 1/4%, 12/1/06  B2  590,000  647,525
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,956,575
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - 7.0%
BROADCASTING - 5.1%
Adelphia Communications Corp.:
9 1/4%, 10/1/02  B3 $ 280,000 $ 285,950
 9 1/2%, 2/15/04  B3  1,226,328  1,202,938
 9 7/8%, 3/1/07  B3  450,000  475,875
Benedek Communications Corp. 0%,
5/15/06 (d)  B3  140,000  106,400
Capstar Broadcasting Partners, Inc.
9 1/4%, 7/1/07  B2  180,000  185,175
Chancellor Media Corp. 8 3/4%,
6/15/07 (Los Angeles)  B3  20,000  20,350
Charter Communications LP/Charter
 Communications Southeast Capital
 Corp. 11 1/4%, 3/15/06  B3  25,000  27,500
Citadel Broadcasting Co. 10 1/4%, 7/1/07 (f)  B3  380,000  411,350
Diamond Cable Communications PLC yankee
0%, 12/15/05 (d)  B3  680,000  530,400
Echostar Satellite Broadcasting Corp. 0%,
3/15/04 (d)  B3  540,000  454,950
Echostar DBS Corp. 12 1/2%, 7/1/02  Caa  450,000  488,250
Frontier Vision Holdings LP/Frontier Vision
Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  100,000  71,750
Grupo Televisa SA de CV yankee 0%,
5/15/08 (d)  Ba2  425,000  318,750
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  520,000  577,850
International Cabletel, Inc. 0%, 2/1/06 (d)  B3  280,000  218,400
Lenfest Communications, Inc. 8 3/8%, 11/1/05  Ba3  90,000  92,813
NTL, Inc. 10%, 2/15/07  B3  700,000  736,750
Orion Network Systems, Inc.:
11 1/4%, 1/15/07  B2  480,000  542,400
 0%, 1/15/07 (d)  B2  230,000  170,775
Pegasus Communications Corp. 9 5/8%,
10/15/05 (f)  B3  20,000  20,400
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  510,000  561,000
TCI Communications Financing III
9.65%, 3/31/27  Ba3  290,000  334,588
Telewest PLC 0%, 10/1/07 (d)  B1  1,240,000  961,000
UIH Australia/Pacific, Inc.:
 Series B, 0%, 5/15/06 (d)  B2  480,000  316,800
 0%, 5/15/06 (d)(f)  B2  170,000  112,200
  9,224,614
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.8%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2 $ 130,000 $ 134,875
Cobblestone Golf Group, Inc. 11 1/2%, 6/1/03  B2  500,000  542,500
Hollywood Theaters, Inc. 10 5/8%, 8/1/07 (f)  B3  190,000  201,875
Livent, Inc. 9 3/8%, 10/15/04 (f)  B1  50,000  50,000
Regal Cinemas, Inc. 8 1/2%, 10/1/07  B1  60,000  60,450
Viacom, Inc. 8%, 7/7/06  B1  494,000  495,853
  1,485,553
LEISURE DURABLES & TOYS - 0.2%
E&S Holdings Corp. 10 3/8%, 10/1/06  Caa  290,000  266,075
Leslie's Poolmart, Inc. 10 3/8%, 7/15/04  B2  90,000  93,150
  359,225
LODGING & GAMING - 0.5%
American Skiing Co. 12%, 7/15/06  B3  30,000  33,225
HMH Properties, Inc. 8 7/8%, 7/15/07  Ba3  320,000  335,200
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  410,000  438,700
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  30,000  30,900
  838,025
PUBLISHING - 0.2%
ITT Publimedia BV 9 3/8%, 9/15/07 (f)  B3  110,000  115,500
Perry Judds, Inc. 10 5/8%, 12/15/07 (f)  B3  60,000  62,100
Sun Media Corp. yankee:
 9 1/2%, 2/15/07  B3  70,000  75,250
 9 1/2%, 5/15/07  B3  40,000  43,000
Transwestern Holdings LP/TWP Capital Corp.
0%, 11/15/08 (d)(f)  B3  50,000  30,000
Transwestern Publishing Co. LP/TWP Capital
 Corp. 9 5/8%, 11/15/07 (f)  B2  70,000  72,800
  398,650
RESTAURANTS - 0.2%
SC International Services, Inc. 9 1/4%,
9/1/07 (f)  B2  300,000  309,000
TOTAL MEDIA & LEISURE   12,615,067
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 1.0%
FOODS - 0.9%
Del Monte Foods Co. 0%, 12/15/07 (f)  Caa $ 190,000 $ 108,775
Fresh Del Monte Produce NV 10%, 5/1/03  B2  148,000  154,660
Gorges/Quik-To-Fix Foods, Inc.
11 1/2%, 12/1/06  B3  1,300,000  1,355,250
  1,618,685
TOBACCO - 0.1%
North Atlantic Trading, Inc. 11%, 6/15/04  B3  200,000  208,500
TOTAL NONDURABLES   1,827,185
RETAIL & WHOLESALE - 2.7%
GENERAL MERCHANDISE STORES - 0.1%
Jitney-Jungle Stores America, Inc.
10 3/8%, 9/15/07  B3  140,000  144,900
GROCERY STORES - 2.4%
Fleming Companies, Inc.:
 10 1/2%, 12/1/04 (f)  B3  110,000  115,225
 10 5/8%, 7/31/07 (f)  B3  160,000  168,800
Food 4 Less Holdings, Inc. 13 5/8%, 6/15/07  -  909,082  1,071,753
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02  Caa  890,000  727,575
 12 5/8%, 6/15/02  Caa  20,000  16,350
 9 5/8%, 5/1/03  Caa  330,000  304,013
Ralph's Grocery Co. 11%, 6/15/05  B3  1,210,000  1,376,375
Star Markets, Inc. 13%, 11/1/04  B3  320,000  362,400
Supermercados Norte:
 10 7/8%, 2/9/04 (f)  B1  150,000  142,125
 10 7/8%, 2/9/04  B1  100,000  94,750
  4,379,366
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Color Spot Nurseries, Inc. 10 1/2%,
12/15/07 (f)  Caa  150,000  151,688
J Crew Operating Corp. 10 3/8%,
10/15/07 (f)  B3  180,000  156,600
  308,288
TOTAL RETAIL & WHOLESALE   4,832,554
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - 0.8%
GOVERNMENT SERVICES - 0.2%
Queensland Treasury Corp. 8%, 5/14/03 Aaa AUD 550,000 $ 390,729 LEASING & RENTAL - 0.2%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B3  400,000  390,000
PRINTING - 0.4%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  710,000  717,100
TOTAL SERVICES   1,497,829
TECHNOLOGY - 1.8%
COMMUNICATIONS EQUIPMENT - 0.3%
Intermedia Communications, Inc.
8 1/2%, 1/15/08 (f)  B2  300,000  300,000
Jordan Telecommunication Products, Inc.
9 7/8%, 8/1/07  B3  200,000  203,250
  503,250
COMPUTER SERVICES & SOFTWARE - 0.5%
Concentric Network Corp. 12 3/4%,
12/15/07 unit (f)  -  490,000  503,475
DecisionOne Corp. 9 3/4%, 8/1/07  B3  300,000  307,500
DecisionOne Holdings Corp. 0%,
8/1/08 unit (d)  Caa  200,000  128,000
  938,975
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Dictaphone Corp. 11 3/4%, 8/1/05  Caa  190,000  182,400
ELECTRONIC INSTRUMENTS - 0.3%
High Voltage Engineering Corp. 10 1/2%,
8/15/04 (f)   B3  240,000  250,200
Therma-Wave 10 5/8%, 5/15/04  B2  300,000  303,000
  553,200
ELECTRONICS - 0.6%
Communications Instruments, Inc. 10%, 9/15/04 (f)  B3  110,000
112,200
Details Holdings Corp. 0%, 11/15/07 (d)(f)  Caa  260,000  152,100
Details, Inc. 10%, 11/15/05 (f)  B3  240,000  246,600
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Stellex Industries, Inc. 9 1/2%, 11/1/07 (f)  B3 $ 400,000 $ 404,000
ViaSystems, Inc. 9 3/4%, 6/1/07  B3  150,000  154,875
  1,069,775
TOTAL TECHNOLOGY   3,247,600
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
Kitty Hawk, Inc. 9.95%, 11/15/04 (f)  B1  310,000  319,300
UTILITIES - 9.3%
CELLULAR - 4.0%
Dial Call Communications, Inc. 0%,
4/15/04 (d)  B3  480,000  458,400
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,134,750
Globalstar LP/Globalstar Capital C Corp.:
11 3/8%, 2/15/04  B3  100,000  101,000
 11 1/4%, 6/15/04  B3  330,000  330,825
 10 3/4%, 11/1/04 (f)  B3  400,000  389,000
McCaw International Ltd. 0%, 4/15/07 (d)  CCC  1,753,000  1,016,740
Metrocall, Inc. 9 3/4%, 11/1/07 (f)  B3  110,000  108,900
Microcell Telecommunications, Inc. 0%,
6/1/06 (d)  B3  120,000  81,000
Millicom International Cellular SA 0%,
6/1/06 (d)  B3  1,170,000  854,100
Nextel Communications, Inc.:
 0%, 9/1/03 (d)  B3  1,190,000  1,178,100
 0%, 9/15/07 (d)(f)  B3  513,000  324,473
 0%, 10/31/07 (d)(f)  B3  370,000  224,313
Pagemart Nationwide, Inc. 0%, 2/1/05 (d)  -  130,000  111,150
Teligent, Inc. 11 1/2%, 12/1/07  Caa  260,000  260,650
Telesystem International Wireless, Inc.:
 0%, 6/30/07 (d)(f)  Caa  780,000  487,500
 0%, 11/1/07 (d)(f)  Caa  120,000  66,600
  7,127,501
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 5.3%
American Communications Services, Inc.:
0%, 11/1/05 (d)  - $ 280,000 $ 221,200
 0%, 4/1/06 (d)  -  450,000  345,375
 13 3/4%, 7/15/07 (f)  -  280,000  331,100
Brooks Fiber Properties, Inc.:
 0%, 11/1/06 (d)  -  310,000  248,000
 10%, 6/1/07  -  110,000  125,950
GCI, Inc. 9 3/4%, 8/1/07  B2  100,000  104,000
GST Equipment Funding, Inc. 13 1/4%, 5/1/07  -  400,000  456,000
GST Telecommunications, Inc.
12 3/4%, 11/15/07  -  370,000  386,650
GST USA, Inc. 0%, 12/15/05 (d)  -  70,000  53,550
Hermes Europe Railtel BV 11 1/2%,
8/15/07 (f)  B3  170,000  188,700
Hyperion Telecommunications, Inc.:
Series B, 0%, 4/15/03 (d)  B  360,000  261,000
 12 1/4%, 9/1/04  B  260,000  285,350
ITC Deltacom, Inc. 11%, 6/1/07  B2  240,000  261,000
Interamericas Communications Corp. 14%,
10/27/07 unit (f)  -  230,000  230,000
McLeodUSA, Inc. 9 1/4%, 7/15/07 (f)  B3  310,000  323,175
Netia Holdings BV 10 1/4%, 11/1/07 (f)  B3  290,000  278,400
NEXTlink Communications, Inc.:
12 1/2%, 4/15/06  B3  1,210,000  1,379,400
 9 5/8%, 10/1/07  B3  150,000  154,500
Qwest Communications, International, Inc.:
10 7/8%, 4/1/07  B2  370,000  418,100
 0%, 10/15/07 (d)(f)  B2  620,000  421,600
RSL Communications Ltd./RSL Communications PLC
12 1/4%, 11/15/06  Caa  510,000  548,250
Source Media, Inc. 12%, 11/1/04 (f)  B3  110,000  110,000
Teleport Communications Group, Inc.:
9 7/8%, 7/1/06  B1  110,000  123,750
 0%, 7/1/07 (d)  B1  1,210,000  992,200
Transtel SA 12 1/2%, 11/1/07 (f)  B2  100,000  94,750
Tricom SA 11 3/8%, 9/1/04 (f)  B2  125,000  121,250
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Communications, Inc.:
 0%, 10/15/05 (d)  Caa $ 160,000 $ 125,600
 14 1/2%, 10/15/05  Caa  440,000  580,800
Winstar Equipment 12 1/2%, 3/15/04  B3  310,000  347,975
  9,517,625
TOTAL UTILITIES   16,645,126
TOTAL NONCONVERTIBLE BONDS   60,322,703
TOTAL CORPORATE BONDS
(Cost $59,300,136)   60,585,116
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 17.5%
U.S. TREASURY OBLIGATIONS - 5.3%
9%, 11/15/18  Aaa  4,420,000  5,971,155
7 5/8%, 2/15/25  Aaa  2,850,000  3,458,732
  9,429,887
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
Fannie Mae 5.80%, 12/10/03  Aaa  5,000,000  4,960,150
Federal Farm Credit System Financial
Assistance Corp. 6.66%, 12/26/06  Aaa  1,000,000  1,039,370
Freddie Mac:
 6 3/4%, 4/5/04  Aaa  870,000  905,209
 7.70%, 9/20/04  Aaa  800,000  872,248
 5.825%, 2/09/06  Aaa  5,000,000  4,930,450
Government Loan Trusts (assets of Trust guaranteed
by U.S. Government through Agency for
International Development) 8 1/2%, 4/1/06 Aaa 200,000 220,628 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01  Aaa  5,062,511  5,387,321
  Class 2-E, 9.40%, 5/15/02  Aaa  187,394  199,063
  Class 3-T, 9 5/8%, 5/15/02  Aaa  80,625  85,606
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of
 Trust guaranteed by U.S. Government
 through Export-Import Bank) Series 1997-A,
 6.104%, 7/15/03  Aaa $ 1,100,000 $ 1,100,990
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  741,000  758,034
State of Israel (guaranteed by U.S.
 Government through Agency
 for International Development):
 7 1/8%, 8/15/99  Aaa  151,000  154,094
  0%, 11/15/01  Aaa  1,335,000  1,067,637
U.S. Department of Housing and Urban
 Development Government guaranteed
 participation certificates
 Series 1995-A, 8.27%, 8/1/03  Aaa  210,000  231,836
   21,912,636
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,037,099)   31,342,523
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 11.2%
FREDDIE MAC - 0.4%
8 1/2%, 3/1/20   Aaa  506,425  534,259
6%, 12/1/07  . Aaa  99,026  98,491
  632,750
FANNIE MAE - 4.9%
5 1/2%, 5/1/11 to 8/1/11  Aaa  909,554  880,374
6%, 4/1/01 to 1/1/26  Aaa  3,619,512  3,572,605
6 1/2%, 5/1/08 to 2/1/26  Aaa  2,446,073  2,426,839
7 1/2%, 8/1/27  Aaa  951,085  973,369
8%, 1/1/28   Aaa  1,000,000  1,035,625
  8,888,812
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.9%
6%, 1/15/09 to 5/15/09  Aaa  1,185,936  1,179,176
6 1/2%, 4/15/26 to 5/15/26  Aaa  956,907  947,033
7%, 9/15/25 to 11/15/27  Aaa  1,954,398  1,970,291
7 1/2%, 2/15/22 to 2/15/27  Aaa  4,366,683  4,476,805
8%, 3/15/27  Aaa  992,774  1,029,070
11%, 2/15/16 to 10/15/18  Aaa  756,492  863,508
11 1/2%, 3/15/10  Aaa  113,780  129,417
  10,595,300
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $19,664,416)   20,116,862
COMMERCIAL MORTGAGE SECURITIES - 0.0%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99 (Cost $1,902)  Baa3 $ 1,888 $ 1,888
FOREIGN GOVERNMENT OBLIGATIONS (J) - 21.6%
Argentinian Republic:
 Bote 11 3/8%, 4/3/00   Ba3  2,145  742
 Brady:
  discount euro 6 5/8%, 3/31/23 (h)  Ba3  800,000  662,500
  par euro 5 1/2%, 3/31/23 (e)  Ba3  2,390,000  1,752,169
 global bond:
  11 3/8%, 1/30/17  Ba3  275,000  300,850
  11 3/8%, 1/30/17  Ba3  220,000  240,680
  9 3/4%, 9/19/27  Ba3  499,000  478,104
 11 3/4%, 2/12/07  Ba3 ARS 130,000  122,223
 11 3/4%, 2/12/07 (f)  Ba3 ARS 250,000  235,045
Austrian Republic euro 4 1/2 %, 9/28/05 (i)  Aaa JPY 120,000
1,100,333
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank)
 interest notes 6.7188%, 12/15/15 (f)(g)  Ba2  1,280,333  901,034
Belgian Kingdom:
 8 3/4%, 6/25/02 (i)  Aa1 BEF 24,000  746,300
 7 1/2%, 7/29/08 (i)  Aa1 BEF 3,000  93,619
Brazilian Federative Republic:
 Brady:
  capitalization bond 8%, 4/15/14  B1  2,326,128  1,828,918
  debt conversion bond euro
   6 3/4%, 4/15/12 (h)  B1  1,550,000  1,178,000
  discount euro 6 5/8%, 4/15/24 (h)  B1  250,000  204,063
  par 5 1/4%, 4/15/24 (e)  B1  300,000  216,188
 global bond 10 1/8%, 5/15/27  B1  327,000  306,563
 IDU euro 6 5/8%, 1/1/01 (h)  B1  157,000  149,386
Bulgarian Republic:
 Brady discount 6 7/8%, 7/28/24 (h)  B2  775,000  596,750
 FLIRB A 2 1/4%, 7/28/12 (h)  B2  1,725,000  1,050,094
 6.0625%, 7/28/11  B2  325,000  237,656
Canadian Government 9%, 12/1/04  Aa1 CAD 1,550,000  1,294,820
City of Buenos Aires:
 euro 10 1/2%, 5/28/04  B1  200,000  173,033
 11 1/4%, 4/11/07 (f)  B1  250,000  258,750
Danish Kingdom Bullet:
 6%, 12/10/99  Aaa DKK 700,000  104,940
 9%, 11/15/00  Aaa DKK 400,000  64,795
 8%, 5 /15/03  Aaa DKK 2,700,000  445,447
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Dutch Government:
 8 3/4%, 5/1/00  AAA NLG 800,000 $ 431,364
 5 3/4%, 1/15/04  AAA NLG 1,100,000  562,457
 7%, 6/15 /05  AAA NLG 260,000  142,362
Ecuador Republic:
 Brady par euro 3 1/2%, 2/28/25 (e)  B1  825,000  454,781
 Brady past due interest euro 6.6875%,
  2/28/15 (bearer)(h)  B1  694,412  453,972
 11 1/4%, 4/25/02 (f)  B1  455,000  470,925
French Government:
 OAT 9 1/2%, 1/25/01  Aaa FRF 9,700,000  1,834,538
 8 1/2%, 12/26/12  Aaa FRF 3,600,000  773,610
German Federal Republic:
 7 3/4%, 2/21/00  Aaa DEM 1,050,000  624,220
 8 3/8%, 5/21/01  Aaa DEM 2,100,000  1,302,269
Italian Government:
 12 1/2%, 1/1/98 (i)  Aa3 ITL 1,500,000  841,977
 12%, 1/1/03 (i)  Aa ITL 1,200,000  873,824
Italian Republic 9 1/2%, 1/1/05 (i)  Aa3 ITL 1,200,000  832,379
Kazakhstan Republic 8 3/8%, 10/2/02  Ba3  300,000  267,750
Mexico Value recovery rights 6/30/03:
discount A  -  729,000  -
 discount B  -  967,000  -
Panamanian Republic Brady:
 interest reduction bond euro
  3 3/4%, 7/17/14 (h)  Ba1  250,000  191,406
 past due interest euro
  6.5625%, 7/17/19 (d)  Ba1  1,129,843  920,822
Peruvian Republic:
 Brady FLIRB:
  3 1/4%, 3/7/17 (f) (h)  B2  500,000  296,563
  3 1/4%, 3/7/17 (h)  B2  965,000  572,366
 past due interest 4%, 3/7/17 (f) (h)  B2  490,000  320,338
Russian Government:
 euro 10%, 6/26/07  Ba2  200,000  184,750
 9 1/4%, 11/27/01  Ba2  310,000  295,275
Spanish Kingdom:
 11.45%, 8/30/98 (i)  Aa2 ESP 15,000  102,513
 10 1/4%, 11/30/98 (i)  Aa2 ESP 40,000  275,257
 10.90%, 8/30/03 (i)  Aa2 ESP 90,000  750,645
Swedish Kingdom 10 1/4%, 5/5 /03  Aa1 SEK 4,700,000  713,533
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 2,700,000  1,660,234
FOREIGN GOVERNMENT OBLIGATIONS (J) - CONTINUED
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
United Kingdom, Great Britain & Northern Ireland:
10%, 2/26/01  Aaa GBP 400,000 $ 718,568
 9 3/4%, 8/2 7/02  Aaa GBP 150,000  277,668
 8 1/2%, 7/16/07  Aaa GBP 700,000  1,326,417
United Mexican States:
 Brady:
  discount A, 6 1/4%, 12/31/19 (h)  Ba2  475,000  439,078
  discount B, 6 1/4%, 12/31/19 (h)  Ba2  630,000  582,356
  par A 6 1/4%, 12/31/19 unit  Ba2  600,000  500,250
  6 1/4%, 12/31/19 unit  Ba2  700,000  583,625
 global bond 11 1/2%, 5/15/26  Ba2  1,205,000  1,427,925
Venezuelan Republic:
 Brady debt conversion bond
  6.8125%, 12/18/07 (h)  Ba2  952,381  851,786
 Brady discount A 6 3/4%, 3/31/20 (h)  Ba2  800,000  717,000
 Oil recovery rights 3/31/20  -  7,790  -
 9 1/4%, 9/15/27  Ba2  567,000  508,032
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $39,928,705)   38,825,837
SUPRANATIONAL OBLIGATIONS - 1.2%
InterAmerica Development Bank euro
6%, 10/30/01 (i) (Cost $2,620,391)  Aaa JPY 235,000  2,129,083
COMMON STOCKS - 0.2%
 SHARES
BASIC INDUSTRIES - 0.0%
CHEMICALS & PLASTICS - 0.0%
Foamex-JPS Automotive LP/Foamex JPS Capital Corp.
warrants 7/1/99 (a)  260  6,240
Sterling Chemical Holdings warrants 8/15/08 (a)  120  3,600
  9,840
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(f)   10  -
Orion Network Systems, Inc.:
 warrants 1/15/07 (a)  480  6,240
 warrants 1/15/07 (a)  230  2,530
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)  570  6,840
  15,610
COMMON STOCKS - CONTINUED
 SHARES VALUE
  (NOTE 1)
MEDIA & LEISURE - CONTINUED
DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I warrants 11/14/99 (a)(f)  270 $ 16,200
TOTAL MEDIA & LEISURE   31,810
UTILITIES - 0.2%
CELLULAR - 0.1%
McCaw International Ltd. warrants 4/15/07 (a)(f) 1,753 4,383 Microcell Telecommunications, Inc. warrants 6/1/06 (a)(f) 2,520 34,902
Nextel Communications, Inc. Class A (a)  1,997  51,922
Pagemart Nationwide, Inc. (non-vtg.) (a)  2,100  19,163
Powertel, Inc. warrants 2/1/06 (a)  3,328  29,952
  140,322
TELEPHONE SERVICES - 0.1%
RSL Communications Ltd./RSL Communications
PLC warrants 11/15/06 (a)  630  57,960
Source Media, Inc. unit (a)(f)  3  75,000
  132,960
TOTAL UTILITIES   273,282
TOTAL COMMON STOCKS
(Cost $148,679)   314,932
PREFERRED STOCKS - 9.7%
CONVERTIBLE PREFERRED STOCKS - 0.1%
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Benedek Communications Corp. 15% (a)  1,996  258,482
NONCONVERTIBLE PREFERRED STOCKS - 9.6%
FINANCE - 0.2%
INSURANCE - 0.2%
American Annuity Group Capital Trust II 8 3/4%   240  259,259
PREFERRED STOCKS - CONTINUED
 SHARES VALUE
  (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
HEALTH - 0.2%
MEDICAL FACILITIES MANAGEMENT - 0.2%
Fresenius Medical Care Capital Trust 9%  251 $ 264,805
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp.
 12 1/8%, pay-in-kind (f)  247  254,410
MEDIA & LEISURE - 5.5%
BROADCASTING - 5.1%
Adelphia Communications Corp. $13  4,783  566,786
American Radio Systems Corp. 11 3/8%, pay-in-kind 1,683 188,496 Cablevision Systems Corp.:
 Series H, $11.75 pay-in-kind  5,974  707,919
 11 1/8%, depositary shares pay-in-kind  8,249  952,760
CapStar Broadcasting Partners, Inc. pay-in-kind 12%  3,840  417,120
Chancellor Media Corp. 12%, pay-in-kind (f)   5,510  628,140
Citadel Brodcasting Co. 13 1/4%, pay-in-kind (f)  813  93,089
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  317  351,870
NTL, Inc. 13%, pay-in-kind  321  370,755
SFX Broadcasting, Inc. 12 5/8%  5,071  580,630
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  3,806  4,272,235
  9,129,800
PUBLISHING - 0.4%
Primedia, Inc.:
 Series D, $10  5,733  599,099
 Series E, $9.20 (f)  1,600  161,600
  760,699
TOTAL MEDIA & LEISURE   9,890,499
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Supermarkets General Holdings Corp. $3.52 pay-in-kind   12,725
152,700
PREFERRED STOCKS - CONTINUED
 SHARES VALUE
  (NOTE 1)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
SERVICES - 0.3%
PRINTING - 0.3%
Von Hoffman Corp. pay-in-kind 13 1/2%,
5/15/09 (f)  20,000 $ 602,500
TECHNOLOGY - 0.6%
COMMUNICATIONS EQUIPMENT - 0.6%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind 911 1,115,975 UTILITIES - 2.6%
CELLULAR - 0.6%
Nextel Communications, Inc., Series D, 13%, pay-in-kind  950
1,083,000
TELEPHONE SERVICES - 2.0%
American Communications Services, Inc.:
 12 3/4%, pay-in-kind (f)  409  412,068
 14 3/4%, pay-in-kind (g)  96  108,480
Hyperion Telecommunications, Inc. 12 7/8%, 10/15/07
pay-in-kind (Reg.)  518  521,885
ICG Holdings, Inc. 14 1/4%, pay-in-kind  368  431,480
IXC Communications, Inc. 12 1/2%, pay-in-kind (f)  867  1,014,390
NEXTLINK Communications, Inc. 14%, pay-in-kind   8,955  559,688
Winstar Communications, Inc. 14 1/2% (a)(f)  474  495,330
  3,543,321
TOTAL UTILITIES   4,626,321
TOTAL NONCONVERTIBLE PREFERRED STOCKS   17,166,469
TOTAL PREFERRED STOCKS
(Cost $16,616,235)   17,424,951
PURCHASED BANK DEBT - 0.2%
 MOODY'S RATINGS (C)  PRINCIPAL
 (UNAUDITED) AMOUNT (B)
Bank for Foreign Economic Affairs of Russia
(Vnesheconombank) loan under 1997
 restructuring agreement 6.7188%,
 12/15/20 (Cost $213,864)  - $ 490,000  303,188
SOVEREIGN LOAN PARTICIPATIONS - 1.4%
 MOODY'S RATINGS (C)  PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (B) (NOTE 1)
Bank for Foreign Economic Affairs of Russia
 (Vnesheconmbank) loan participation
 restructured under 1997 agreement:
 - The Chase Manhattan Bank 6.7188%,
  12/15/20 (g)(h)  - $ 2,100,000 $ 1,299,375
  - ING Bank NV 6.7188%, 12/15/20 (h)  -  250,000  154,688
  - Morgan (J.P.) Securities, Inc.
   6.7188%, 12/15/20 (h)  -  250,000  154,688
Ivory Coast restructured loan (a):
- The Chase Manhattan Bank  -  300,000  129,750
 - Morgan (J.P.) Securities, Inc.  -  500,000  216,250
 - Paribas Capital Markets  -  700,000  302,750
Moroccan Kingdom loan participation:
 - ING Bank NV 6.6563%, 1/1/09 (h)  -  250,000  215,313
 Series A
 - Morgan Guaranty Trust Company of
 New York, 6.6563%, 1/1/09  -  125,000  107,656
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $2,229,439)   2,580,470
CASH EQUIVALENTS - 3.3%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.40%, dated
12/31/97 due 1/2/98 (Cost $5,977,000) $ 5,979,126   5,977,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $177,737,866)  $ 179,601,850
SECURITY TYPE ABBREVIATIONS
FLIRB - Front Loaded Interest Reduction
  Bonds
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
BEF - Belgian franc
GBP - British pound
CAD - Canadian dollar
DKK - Danish krone
NLG - Dutch guilder
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
ESP - Spanish peseta
SEK - Swedish krona
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,085,154 or 9.8% of net assets.
7. Security purchased on a delayed delivery or when-issued basis  (see
Note 2 of Notes to Financial Statements).
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Principal amount in thousands.
10. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 41.6% AAA, AA, A 41.4%
Baa 0.0% BBB  0.2%
Ba 8.8% BB  10.3%
B 27.4% B  23.0%
Caa 3.2% CCC  3.8%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 4.2%. FMR has determined that unrated debt securities that are lower quality account for 4.0% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  69.9%
Argentina   2.5
Germany  2.5
Brazil  2.3
Mexico  2.2
United Kingdom  2.2
Russia  1.8
Canada  1.5
Supranational  1.5
France  1.5
Italy  1.4
Japan  1.2
Venezuela  1.2
Bulgaria  1.1
Others (individually less than 1%)  7.2
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31,1997, the aggregate cost of investment securities for income tax purposes was $177,971,988. Net unrealized appreciation aggregated $1,629,862, of which $5,875,653 related to appreciated investment securities and $4,245,791 related to depreciated investment securities.
The fund hereby designates approximately $863,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

11.ASSETS                                                       12.          13.

14.INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE     15.          $ 179,601,850
AGREEMENTS OF $5,977,000) (COST $177,737,866) -
SEE ACCOMPANYING SCHEDULE

16.RECEIVABLE FOR INVESTMENTS SOLD                              17.           1,070,112
REGULAR DELIVERY

18. DELAYED DELIVERY                                                          264,873

19.RECEIVABLE FOR FUND SHARES SOLD                              20.           3,866,607

21.DIVIDENDS RECEIVABLE                                         22.           157,700

23.INTEREST RECEIVABLE                                          24.           2,627,721

25.OTHER RECEIVABLES                                            26.           5,914

27.PREPAID EXPENSES                                             28.           11,094

29. 30.TOTAL ASSETS                                             31.           187,605,871

32.LIABILITIES                                                  33.          34.

35.PAYABLE TO CUSTODIAN BANK                                    $ 122,567    36.

37.PAYABLE FOR INVESTMENTS PURCHASED                             1,758,660   38.
REGULAR DELIVERY

39. DELAYED DELIVERY                                             874,313     40.

41.DISTRIBUTIONS PAYABLE                                         519,693     42.

43.ACCRUED MANAGEMENT FEE                                        81,277      44.

45.DISTRIBUTION FEES PAYABLE                                     65,069      46.

47.OTHER PAYABLES AND ACCRUED EXPENSES                           89,771      48.

49. 50.TOTAL LIABILITIES                                        51.           3,511,350

52.53.NET ASSETS                                                54.          $ 184,094,521

55.NET ASSETS CONSIST OF:                                       56.          57.

58.PAID IN CAPITAL                                              59.          $ 181,184,938

60.UNDISTRIBUTED NET INVESTMENT INCOME                          61.           570,865

62.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON        63.           506,419
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

64.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                65.           1,832,299
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

66.67.NET ASSETS                                                68.          $ 184,094,521


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 DECEMBER 31, 1997

69.CALCULATION OF MAXIMUM OFFERING PRICE                   72.    $11.09
70.CLASS A:
71.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,379,453 (DIVIDED BY) 304,860 SHARES)

73.MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF          74.    $11.64
$11.09)

75.CLASS T:                                                77.    $11.09
76.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($119,204,295 (DIVIDED BY) 10,744,680 SHARES)

78.MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF          79.    $11.49
$11.09)

80.CLASS B:                                                82.    $11.10
81.NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($54,562,045 (DIVIDED BY) 4,913,989 SHARES) A

83.84.CLASS C:                                             87.    $11.08
85.86.NET ASSET VALUE, AND OFFERING PRICE PER SHARE
 ($659,421 (DIVIDED BY) 59,511 SHARES) A

88.INSTITUTIONAL CLASS:                                    90.    $11.14
89.NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER
 SHARE ($6,289,307 (DIVIDED BY) 564,607 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

91.INVESTMENT INCOME                                        93.            $ 1,063,379
92.DIVIDENDS

94.INTEREST                                                 95.             12,726,817

96. 97.TOTAL INCOME                                         98.             13,790,196

99.EXPENSES                                                 100.           101.

102.MANAGEMENT FEE                                          $ 967,126      103.

104.TRANSFER AGENT FEES                                      344,884       105.

106.DISTRIBUTION FEES                                        689,002       107.

108.ACCOUNTING FEES AND EXPENSES                             66,910        109.

110.NON-INTERESTED TRUSTEES' COMPENSATION                    643           111.

112.CUSTODIAN FEES AND EXPENSES                              34,830        113.

114.REGISTRATION FEES                                        104,162       115.

116.AUDIT                                                    35,732        117.


118.LEGAL                                                    12,256        119.


120.REPORTS TO SHAREHOLDERS                                  52,202        121.

122.MISCELLANEOUS                                            689           123.

124. TOTAL EXPENSES BEFORE REDUCTIONS                        2,308,436     125.

126. EXPENSE REDUCTIONS                                      (53,783)       2,254,653

127.128.NET INVESTMENT INCOME                               129.            11,535,543

130.REALIZED AND UNREALIZED GAIN (LOSS)                     132.           133.
131.NET REALIZED GAIN (LOSS) ON:

134. INVESTMENT SECURITIES                                   5,614,556     135.

136. FOREIGN CURRENCY TRANSACTIONS                           (66,228)       5,548,328

137.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    138.           139.
ON:

140. INVESTMENT SECURITIES                                   (2,638,910)   141.

142. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES            (28,402)       (2,667,312)

143.144.NET GAIN (LOSS)                                     145.            2,881,016

146.147.NET INCREASE (DECREASE) IN NET ASSETS RESULTING     148.           $ 14,416,559
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,
                                                             1997            1996

149.INCREASE (DECREASE) IN NET ASSETS

150.OPERATIONS                                               $ 11,535,543    $ 7,731,150
NET INVESTMENT INCOME

151. NET REALIZED GAIN (LOSS)                                 5,548,328       4,348,998

152. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (2,667,312)     1,497,971

153.                                                          14,416,559      13,578,119
154.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

155.DISTRIBUTIONS TO SHAREHOLDERS                             (11,341,743)    (7,701,001)
FROM NET INVESTMENT INCOME

156. FROM NET REALIZED GAIN                                   (5,678,734)     (3,422,517)

157. 158.TOTAL DISTRIBUTIONS                                  (17,020,477)    (11,123,518)

159.SHARE TRANSACTIONS - NET INCREASE (DECREASE)              43,274,917      61,581,370

160.                                                          40,670,999      64,035,971
161.TOTAL INCREASE (DECREASE) IN NET ASSETS

162.NET ASSETS                                               163.            164.

165. BEGINNING OF PERIOD                                      143,423,522     79,387,551

166.                                                         $ 184,094,521   $ 143,423,522
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $570,865 AND $39,713, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
167.   YEARS ENDED DECEMBER 31,

168.   1997                       1996 E


169.SELECTED PER-SHARE DATA D

170.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 11.250   $ 11.010

171.INCOME FROM INVESTMENT OPERATIONS

172. NET INVESTMENT INCOME                                               .802       .267

173. NET REALIZED AND UNREALIZED GAIN (LOSS)                             .198       .493

174. TOTAL FROM INVESTMENT OPERATIONS                                    1.000      .760

175.LESS DISTRIBUTIONS

176. FROM NET INVESTMENT INCOME                                          (.790)     (.280)

177. FROM NET REALIZED GAIN                                              (.370)     (.240)

178. TOTAL DISTRIBUTIONS                                                 (1.160)    (.520)

179.NET ASSET VALUE, END OF PERIOD                                      $ 11.090   $ 11.250

180.TOTAL RETURN B, C                                                    9.24%      6.95%

181.RATIOS AND SUPPLEMENTAL DATA

182.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,379    $ 587

183.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.25% F    1.25% A, F

184.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.24% G    1.25% A

185.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 7.16%      7.32% A

186.PORTFOLIO TURNOVER RATE                                              140%       119%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T

                                             YEARS ENDED DECEMBER 31,

                                             1997                       1996       1995       1994 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 11.250                   $ 11.000   $ 9.920    $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .814 D                     .813 D     .885       .064 D

 NET REALIZED AND UNREALIZED GAIN (LOSS)      .194                       .542       1.231      (.046)

 TOTAL FROM INVESTMENT OPERATIONS             1.008                      1.355      2.116      .018

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.798)                     (.805)     (.806)     (.098)

 FROM NET REALIZED GAIN                       (.370)                     (.300)     (.230)     -

 TOTAL DISTRIBUTIONS                          (1.168)                    (1.105)    (1.036)    (.098)

NET ASSET VALUE, END OF PERIOD               $ 11.090                   $ 11.250   $ 11.000   $ 9.920

TOTAL RETURNS B, C                            9.33%                      12.89%     22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 119,204                  $ 99,327   $ 52,626   $ 10,687

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.20%                      1.23%      1.35% F    1.35% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.19% G                    1.22% G    1.35%      1.35% A
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE     7.21%                      7.34%      7.28%      5.80% A
NET ASSETS

PORTFOLIO TURNOVER RATE                       140%                       119%       193%       104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B

187.                                        YEARS ENDED DECEMBER 31,

188.                                        1997                       1996       1995       1994 E

189.SELECTED PER-SHARE DATA

190.NET ASSET VALUE, BEGINNING OF PERIOD    $ 11.260                   $ 11.010   $ 9.910    $ 10.000

191.INCOME FROM INVESTMENT OPERATIONS

192. NET INVESTMENT INCOME                   .740 D                     .743 D     .820       .072 D

193. NET REALIZED AND UNREALIZED GAIN        .194                       .538       1.237      (.078)
(LOSS)

194. TOTAL FROM INVESTMENT OPERATIONS        .934                       1.281      2.057      (.006)

195.LESS DISTRIBUTIONS

196. FROM NET INVESTMENT INCOME              (.724)                     (.731)     (.727)     (.084)

197. FROM NET REALIZED GAIN                  (.370)                     (.300)     (.230)     -

198. TOTAL DISTRIBUTIONS                     (1.094)                    (1.031)    (.957)     (.084)

199.NET ASSET VALUE, END OF PERIOD          $ 11.100                   $ 11.260   $ 11.010   $ 9.910

200.TOTAL RETURN B, C                        8.60%                      12.14%     21.35%     (.06)%

201.RATIOS AND SUPPLEMENTAL DATA

202.NET ASSETS, END OF PERIOD (000          $ 54,562                   $ 37,403   $ 26,654   $ 9,379
OMITTED)

203.RATIO OF EXPENSES TO AVERAGE NET         1.86%                      1.88%      2.10% F    2.10% A, F
ASSETS

204.RATIO OF EXPENSES TO AVERAGE NET         1.85% G                    1.87% G    2.10%      2.10% A
ASSETS
AFTER EXPENSE REDUCTIONS

205.RATIO OF NET INVESTMENT INCOME TO        6.55%                      6.69%      6.53%      5.06% A
AVERAGE
NET ASSETS

206.PORTFOLIO TURNOVER RATE                  140%                       119%       193%       104% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS C
207.   YEAR ENDED
       DECEMBER 31,

208.   1997 E

209.SELECTED PER-SHARE DATA D

210.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.400

211.INCOME FROM INVESTMENT OPERATIONS

212. NET INVESTMENT INCOME                                   .105

213. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .037

214. TOTAL FROM INVESTMENT OPERATIONS                        .142

215.LESS DISTRIBUTIONS

216. FROM NET INVESTMENT INCOME                              (.152)

217. FROM NET REALIZED GAIN                                  (.310)

218. TOTAL DISTRIBUTIONS                                     (.462)

219.NET ASSET VALUE, END OF PERIOD                          $ 11.080

220.TOTAL RETURN B, C                                        1.27%

221.RATIOS AND SUPPLEMENTAL DATA

222.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 659

223.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.10% A, F

224.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.30% A

225.PORTFOLIO TURNOVER RATE                                  140%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

226.                                                 YEARS ENDED DECEMBER 31,

227.                                                 1997                       1996       1995 E

228.SELECTED PER-SHARE DATA

229.NET ASSET VALUE, BEGINNING OF PERIOD             $ 11.300                   $ 11.030   $ 10.890

230.INCOME FROM INVESTMENT OPERATIONS

231. NET INVESTMENT INCOME                            .830 D                     .826 D     .456

232. NET REALIZED AND UNREALIZED GAIN (LOSS)          .186                       .548       .340

233. TOTAL FROM INVESTMENT OPERATIONS                 1.016                      1.374      .796

234.LESS DISTRIBUTIONS

235. FROM NET INVESTMENT INCOME                       (.806)                     (.804)     (.426)

236. FROM NET REALIZED GAIN                           (.370)                     (.300)     (.230)

237. TOTAL DISTRIBUTIONS                              (1.176)                    (1.104)    (.656)

238.NET ASSET VALUE, END OF PERIOD                   $ 11.140                   $ 11.300   $ 11.030

239.TOTAL RETURN B, C                                 9.36%                      13.04%     7.47%

240.RATIOS AND SUPPLEMENTAL DATA

241.NET ASSETS, END OF PERIOD (000 OMITTED)          $ 6,289                    $ 6,107    $ 107

242.RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.10% F                    1.10% F    1.10% A, F

243.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     1.09% G                    1.10%      1.10% A
EXPENSE REDUCTIONS

244.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET     7.31%                      7.47%      7.53% A
ASSETS

245.PORTFOLIO TURNOVER RATE                           140%                       119%       193%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) (formerly a fund of Fidelity Advisor Series VIII) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. At a special meeting of the shareholders of the fund held on June 18, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, effective on October 31, 1997. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
OPTIONS. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $2,580,470 or 1.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $248,908,247 and $217,961,904, respectively, of which U.S. government and government agency obligations aggregated $71,517,643 and $69,762,382, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .59% of average net assets. SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. (FIJ) In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA (U.K.) L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 2,600     $ 2,600

CLASS T     276,410     276,410

CLASS B     409,520     113,756

CLASS C     472         -

           $ 689,002   $ 392,766

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
CLASS A     $ 1,115

CLASS T      10,348

CLASS C      486

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares (4.25% prior to August 1, 1997), and 3.50% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997) and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1%(4% to 1% prior to January 2,
1997) for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities dealers, banks, and other financial institutions:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 56,247    $ 46,325

CLASS T     275,540     197,966

CLASS B     89,199      0*

CLASS C     0           0*

           $ 420,986   $ 244,291

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS
  THROUGH WHICH THE SALES ARE MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 FIIOC *    $ 6,445     .37

CLASS T**               FIIOC *     234,829    .21

CLASS B                 FIIOC *     92,218     .20

CLASS C                 FIIOC *     90         .19 ***

INSTITUTIONAL CLASS     FIIOC *     11,302     .18

                                   $ 344,884

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC),AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                1.25%         $ 28,438

CLASS C                2.10%          6,727

INSTITUTIONAL CLASS    1.10%          6,632

                                     $ 41,797

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $11,986 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEARS ENDED DECEMBER 31,

                              1997   A                   1996   B

CLASS A

FROM NET INVESTMENT INCOME    $ 128,164                  $ 8,336

FROM NET REALIZED GAIN         93,953                     11,477

TOTAL                         $ 222,117                  $ 19,813

CLASS T

FROM NET INVESTMENT INCOME    $ 7,824,627                $ 5,439,021

FROM NET REALIZED GAIN         3,695,167                  2,365,241

TOTAL                         $ 11,519,794               $ 7,804,262

CLASS B

FROM NET INVESTMENT INCOME    $ 2,941,590                $ 2,018,483

FROM NET REALIZED GAIN         1,668,813                  918,814

TOTAL                         $ 4,610,403                $ 2,937,297

CLASS C

FROM NET INVESTMENT INCOME    $ 5,711                    $ -

FROM NET REALIZED GAIN         16,228                     -

TOTAL                         $ 21,939                   $ -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME    $ 441,651                  $ 235,161

FROM NET REALIZED GAIN         204,573                    126,985

TOTAL                         $ 646,224                  $ 362,146

                              $ 17,020,477               $ 11,123,518

C DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
D DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,

                                 1997  A        1996 B         1997   A        1996 B



CLASS A                           265,146        50,970        $ 3,006,773     $ 576,976
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     17,057         1,518          191,271         17,135

SHARES REDEEMED                   (29,534)       (297)          (335,583)       (3,402)

NET INCREASE (DECREASE)           252,669        52,191        $ 2,862,461     $ 590,709

CLASS T                           4,933,967      5,716,371     $ 55,635,680    $ 63,555,043
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     837,190        576,193        9,389,799       6,422,573

SHARES REDEEMED                   (3,857,473)    (2,244,243)    (43,554,684)    (24,923,904)

NET INCREASE (DECREASE)           1,913,684      4,048,321     $ 21,470,795    $ 45,053,712

CLASS B                           1,951,957      1,224,871     $ 22,125,314    $ 13,679,656
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     332,029        224,151        3,727,875       2,516,519

SHARES REDEEMED                   (691,264)      (548,526)      (7,851,913)     (6,111,458)

NET INCREASE (DECREASE)           1,592,722      900,496       $ 18,001,276    $ 10,084,717

CLASS C                           75,453         -             $ 858,758       $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,548          -              17,203          -

SHARES REDEEMED                   (17,490)       -              (199,505)       -

NET INCREASE (DECREASE)           59,511         -             $ 676,456       $ -

INSTITUTIONAL CLASS               146,268        525,446       $ 1,658,979     $ 5,792,940
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     53,502         31,439         603,021         353,974

SHARES REDEEMED                   (175,667)      (26,121)       (1,998,071)     (294,682)

NET INCREASE (DECREASE)           24,103         530,764       $ 263,929       $ 5,852,232


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1997.
B SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,383

CLASS T                 34,078

CLASS B                 15,756

CLASS C                 6,843

INSTITUTIONAL CLASS     19,102

                       $ 104,162

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series II: Fidelity Advisor Strategic Income Fund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series II: Fidelity Advisor Strategic Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 13, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Income Fund Institutional Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE 2/10/97 1/2/98
RECORD DATE 2/7/97 12/26/97
DIVIDENDS $- $-
SHORT-TERM
CAPITAL GAINS $.05 $.21
LONG-TERM
CAPITAL GAINS $.01 $.10
LONG-TERM
CAPITAL GAIN BREAKDOWN:
 28% rate 100% 53.40%
 20% rate 0% 46.60%

The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors, Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited
London, England
Fidelity Investments Japan Limited,
Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
John H. Carlson, Vice President
Curt Hollingsworth, Vice President
Margaret L. Eagle, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)